TCW

Prospectus

February 28, 2026

TCW ETF Trust

TCW AAA CLO ETF (ACLO)

TCW Core Plus Bond ETF (FIXT)

TCW Corporate Bond ETF (IGCB)

TCW Flexible Income ETF (FLXR)

TCW High Yield Bond ETF (HYBX)

TCW Multisector Credit Income ETF (MUSE)

TCW Senior Loan ETF (SLNZ)

This prospectus provides important information about TCW AAA CLO ETF, TCW Core Plus Bond ETF, TCW Corporate Bond ETF, TCW Flexible Income ETF, TCW High Yield Bond ETF, TCW Multisector Credit Income ETF, TCW Senior Loan ETF (each, a **"Fund"** and collectively, the **"Fund"**) that you should know before investing. Please read it carefully and keep it for future reference. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Shares of the Funds are listed and traded on the New York Stock Exchange ("NYSE").

Fund shareholder reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to receive paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

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FUND SUMMARY — TCW AAA CLO ETF (THE “FUND”)

Investment Objective: The Fund’s investment objective is to seek to provide capital preservation and current income by investing principally in a portfolio composed of U.S. dollar-denominated AAA-rated collateralized loan obligations (“CLOs”).

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Distribution and Service Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.20%

(1)	The investment advisory agreement between TCW ETF Trust (the “Trust”) and TCW Investment Management Company LLC (“TCW” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$21	$65	$113	$258

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 72%.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated CLOs that are, at the time of purchase, rated AAA (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

The Fund has no restrictions on investment maturity. The Fund may purchase CLOs in both the primary market (e.g., directly from the issuer) and in the secondary market. A CLO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is a security backed by an underlying portfolio of loan obligations, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, “covenant lite” loans (which have few or no financial maintenance covenants) and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and high yield bonds rated below investment grade (commonly known as “junk bonds”), held by such issuer. The cash flows from the SPE are split into two or more tranches of debt that vary in risk and yield. The riskiest CLO tranche is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a “senior” CLO tranche typically has higher ratings and lower yields than its underlying securities and may be rated AAA.

The Fund may invest up to 20% of its assets in CLOs denominated in any currency and in CLOs that are, at the time of purchase, rated AA or A (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest in floating- and fixed-rate CLOs. The Fund may also buy when-issued securities and participate in delayed delivery transactions. When-issued and delayed delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

The Fund uses a bottom-up analysis to select CLO investments which considers various factors, including an assessment of the CLO manager, the CLO’s underlying collateral, expected performance under various stress scenarios and an analysis of the CLO’s documentation and structural terms.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

The Fund is a “non-diversified” fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Investment Risks:

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and ability to meet its investment objective.

ETF Structure Risks. The Fund is structured as an ETF and is subject to special risks, including:

Not Individually Redeemable. Shares are not individually redeemable by retail investors and may be redeemed from the Fund only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the NYSE may be halted due to market conditions or for reasons that, in the view of the NYSE, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the NYSE. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Price Variance Risk. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Additionally, in stressed market conditions, the market for the ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s portfolio holdings, which may cause a significant variance in the market price of the ETF Class shares and their underlying value as well as an increase in the ETF Class shares’ bid-ask spread.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Collateralized Loan Obligations Risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” of debt that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Fund invests. Subordinate tranche investments involve greater risk of loss than more senior tranches. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

CLO Manager Risk. The CLOs in which the Fund invests are managed by investment advisers independent of the Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans or bonds within a CLO. CLO managers may have limited operating histories and may be subject to conflicts of interest, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLOs in which the Fund invests.

Debt Securities Risk. Debt securities risk is the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

Senior Loan Risk. The risk of investing in senior loans may be greater than the risk of investing in other types of securities, as a result of, among other factors, less readily available, reliable information about most senior loans than is the case for many other types of securities; possible loss of significant value before a default occurs; possible decline in value or illiquidity of collateral; and lack of an active trading market for certain senior loans.

Interest Rate Risk. Interest rate risk is the risk that investments held by the Fund may decline in value because of changes in interest rates.

Call Risk. During periods of falling interest rates, an issuer of a callable security held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, which in turn could cause in a decline in the Fund’s income.

Inflation Risk. Inflation risk is the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

Extension Risk. Extension risk is the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

Prepayment Risk. Prepayment risk is the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

Credit Risk. Credit risk is the risk that an issuer may default in the payment of principal and/or interest on a security.

Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower-yielding CLOs as CLOs in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional CLOs.

Junk Bond Risk. Junk bonk risk is the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade securities.

Distressed and Defaulted Securities Risk. Distressed and defaulted securities risk is the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Privately Issued Securities Risk. CLO securities are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded.

Covenant Lite Loans Risk. Certain of the underlying loans in which a CLO may invest may be issued or offered as “covenant lite” loans, which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. A CLO may be delayed in enforcing its interests in covenant lite loans, which may result in losses.

Market Risk. The Fund could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

Price Volatility Risk. The value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Valuation Risk. Valuation risk is the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

Unrated Securities Risk. Unrated securities risk is the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. This risk is greater for high yield securities, because the analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of investment grade securities.

Mezzanine Securities Risk. Mezzanine securities risk is the risk of investing in mezzanine securities, which generally are rated below investment grade or are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

When-Issued and Delayed Delivery Securities. When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Non-Diversification Risk. Non-diversification risk is the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because of a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

Securities Selection Risk. The securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Foreign Securities Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities and securities denominated in foreign currencies. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that there may not be protection against failure by other parties to complete transactions, and that it will be difficult to obtain or enforce legal judgments in certain countries. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. Additionally, where all or a portion of the Fund’s underlying securities are traded in a market that is closed when the market in which the Fund shares are listed and trading is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. Such risks may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for shares and cause the Fund to decline in value.

Derivatives Risk. A derivative is a financial contract, the value of which depends on or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in certain types of derivatives contracts, including futures. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the instrument underlying a futures position may result in immediate and substantial losses to the Fund.

Swap Agreements Risk. The risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap (which is enhanced if it is not subject to centralized clearing); (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

Counterparty Risk. Counterparty risk is the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

Leverage Risk. Leverage risk is the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

Frequent Trading Risk. Frequent trading leads to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Foreign Currency Risk. Foreign currency risk is the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

Performance: The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for the one-year and since inception periods compared to that of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS*

(For the period ended December 31, 2025)

*	For the period shown in the bar chart above:

Best Quarter	2nd Quarter 2025	1.55%
Worst Quarter	1st Quarter 2025	1.15%

	1 Year	Life of Fund (11/15/24)
Return Before Taxes	5.45%	5.54%
Return After Taxes on Distributions	3.38%	3.46%
Return After Taxes on Distributions and Sale of Fund Shares	3.20%	3.34%
JP Morgan CLOIE AAA Index	5.45%	6.18%
Bloomberg U.S. Aggregate Bond Index	7.30%	6.38%

(1)

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2026 was 1.37%.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Investment Adviser: TCW Investment Management Company LLC is the investment adviser to the Fund.

Portfolio Managers: Bryan T. Whalen, CFA, Elizabeth Crawford, Peter Van Gelderen and Palak Pathak are jointly and primarily responsible for the day-to-day management of the Fund. Each of the portfolio managers has been a portfolio manager of the Fund since its inception. Mss. Crawford and Pathak and Mr. Van Gelderen are Managing Directors, and Mr. Whalen is a Group Managing Director at the Adviser.

Purchase and Sale of Fund Shares: The Fund is an exchange-traded fund (commonly referred to as an “ETF”). The Fund will issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay certain intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY — TCW CORE PLUS BOND ETF (THE “FUND”)

Investment Objective: The Fund’s investment objective is to seek to maximize long-term total return.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution and Service Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

(1)	The investment advisory agreement between TCW ETF Trust (the “Trust”) and TCW Investment Management Company LLC (“TCW” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$129	$227	$516

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 446%.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund invests, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities and instruments that generate income in accordance with Rule 35d-1 under the Investment Company Act. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

The term “fixed income security” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more fixed income securities. Fixed income securities for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more fixed income securities and securities issued in the U.S. and abroad by domestic and foreign corporations and governments, including emerging markets.

The Fund may invest in both investment grade and high yield fixed income securities (commonly known as “junk bonds”), including distressed securities (securities that are in default and are not expected to pay the current coupon), subject to investing no more than 35% of its total assets (measured at the time of investment) in securities rated below investment grade (commonly known as “junk bonds”) by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or unrated securities determined by the Adviser to be of comparable quality.

The Fund’s investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (“TIPS”); residential and commercial mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans and covenant lite loans; municipal bonds; collateralized loan obligations (“CLOs”); Rule 144A securities; private placements and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in money market funds and other cash equivalents, fixed-to-floating rate securities, repurchase agreements, preferred stock, common stock and shares of other investment companies that invest principally in fixed income securities.

The Adviser attempts to focus the Fund’s portfolio holdings in areas of the fixed income market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued. Under normal conditions, the Fund’s average portfolio duration varies within one and one-half (1.5) years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg U.S. Aggregate Index. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest. For example, the price of a fixed-income security with an average duration of three years would be expected to fall approximately three percent if market interest rates rose by one percent. Conversely, the price of a fixed-income security with an average duration of three years would be expected to rise approximately three percent if market interest rates dropped by one percent.

The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions (“TBA Transactions”). The Fund may invest in the following non-agency, non-government-sponsored entity securities and privately-issued mortgage-related and other asset-backed securities: residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs.

The Fund may also utilize listed and over-the-counter traded derivatives instruments including, but not limited to, futures, options, swap agreements (including credit default swaps) and forward contracts for duration/yield curve management and/or hedging purposes.

The Fund may invest in securities of foreign issuers denominated in any currency, including issuers located in emerging markets and instruments that are economically tied to emerging market countries.

Principal Investment Risks:

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and ability to meet its investment objective.

ETF Structure Risks. The Fund is structured as an ETF and is subject to special risks, including:

Not Individually Redeemable. Shares are not individually redeemable by retail investors and may be redeemed from the Fund only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the NYSE may be halted due to market conditions or for reasons that, in the view of the NYSE, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the NYSE. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Price Variance Risk. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Additionally, in stressed market conditions, the market for the ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s portfolio holdings, which may cause a significant variance in the market price of the ETF Class shares and their underlying value as well as an increase in the ETF Class shares’ bid-ask spread.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Debt Securities Risk. Debt securities risk is the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

Asset-Backed Securities Risk. The risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

Bank Loan Risk. Bank loan risk is the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. A Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

Call Risk. During periods of falling interest rates, an issuer of a callable security held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, which in turn could cause in a decline in the Fund’s income.

Collateralized Loan Obligations Risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” of debt that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Fund invests. Subordinate tranche investments involve greater risk of loss than more senior tranches. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

Counterparty Risk. Counterparty risk is the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

Credit Risk. Credit risk is the risk that an issuer may default in the payment of principal and/or interest on a security.

Derivatives Risk. A derivative is a financial contract, the value of which depends on or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in certain types of derivatives contracts, including futures. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the instrument underlying a futures position may result in immediate and substantial losses to the Fund.

Distressed and Defaulted Securities Risk. Distressed and defaulted securities risk is the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. Such risks may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for shares and cause the Fund to decline in value.

Extension Risk. Extension risk is the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

Foreign Securities Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities and securities denominated in foreign currencies. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that there may not be protection against failure by other parties to complete transactions, and that it will be difficult to obtain or enforce legal judgments in certain countries. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. Additionally, where all or a portion of the Fund’s underlying securities are traded in a market that is closed when the market in which the Fund shares are listed and trading is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Frequent Trading Risk. Frequent trading leads to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

Inflation Risk. Inflation risk is the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

Interest Rate Risk. Interest rate risk is the risk that investments held by the Fund may decline in value because of changes in interest rates.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Junk Bond Risk. Junk bonk risk is the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade securities.

Leverage Risk. Leverage risk is the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

Market Risk. The Fund could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Money Market/Short-Term Securities Risk. To the extent a Fund holds cash or invests in money market or short-term securities, a Fund may be less likely to achieve its investment objective. In addition, it is possible that a Fund’s investments in these instruments could lose money.

Mortgage-Backed Securities Risk. Mortgage-backed securities risk is the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

Municipal Securities Risk. The risk of investing in municipal securities, including that the issuers of municipal securities may be unable to pay their obligations as they come due. The values of municipal securities may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal securities, may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities.

Prepayment Risk. Prepayment risk is the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

Price Volatility Risk. The value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Privately Issued Securities Risk. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded.

Securities Selection Risk. The securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Senior Loan Risk. The risk of investing in senior loans may be greater than the risk of investing in other types of securities, as a result of, among other factors, less readily available, reliable information about most senior loans than is the case for many other types of securities; possible loss of significant value before a default occurs; possible decline in value or illiquidity of collateral; and lack of an active trading market for certain senior loans.

Swap Agreements Risk. The risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap if it is not subject to centralized clearing; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

Unrated Securities Risk. Unrated securities risk is the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. This risk is greater for high yield securities, because the analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of investment grade securities.

Valuation Risk. Valuation risk is the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

When-Issued and Delayed Delivery Securities. When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance: The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the TCW MetWest Intermediate Bond Fund (the “Predecessor Intermediate Bond Mutual Fund”) as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Intermediate Bond Mutual Fund’s performance from year to year (represented by the performance of the Predecessor Intermediate Bond Mutual Fund’s Class I Shares). The table shows how the Predecessor Intermediate Bond Mutual Fund’s average annual returns (represented by the average annual returns of the Predecessor Intermediate Bond Mutual Fund’s Class I Shares) for 1 year, 5 years and 10 years compared with those of an appropriate broad-based securities market index and a secondary benchmark index. Had the Predecessor Intermediate Bond Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Intermediate Bond Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

AVERAGE ANNUAL TOTAL RETURNS*

(For the period ended December 31, 2025)

*	For the period shown in the bar chart above:

Best Quarter	12/31/23	5.13%
Worst Quarter	3/31/22	-4.51%

	1 Year	5 Year	10 Year
Return Before Taxes	8.12%	0.90%	2.34%
Return After Taxes on Distributions	6.00%	(0.52)%	1.04%
Return After Taxes on Distributions and Sale of Fund Shares	4.77%	0.07%	1.23%
Bloomberg U.S. Aggregate Bond Index(1)	7.30%	(0.36)%	2.01%
Bloomberg Intermediate U.S. Government/Credit Index(2)	6.97%	0.96%	2.29%

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S.dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.
(2)	The Bloomberg Intermediate U.S. Government/Credit Index measures investment grade, US dollar-denominated, fixed-rate nominal Treasuries, government-related and corporate securities with 1-10 year maturities.

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2026 was 0.68%.

Investment Adviser: TCW Investment Management Company LLC is the investment adviser to the Fund.

Portfolio Managers: Bryan T. Whalen, CFA, Jerry Cudzil and Ruben Hovhannisyan, CFA are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Whalen, Cudzil and Hovhannisyan have each been a portfolio manager of the Fund since inception. Messrs. Whalen, Cudzil and Hovhannisyan are Group Managing Directors at the Adviser. Mr. Whalen was a portfolio manager for the Predecessor Mutual Fund since 2004. Messrs. Cudzil and Hovhannisyan were portfolio managers for the Predecessor Mutual Fund since 2023.

Purchase and Sale of Fund Shares: The Fund is an exchange-traded fund (commonly referred to as an “ETF”). The Fund will issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay certain intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY — TCW CORPORATE BOND ETF (THE “FUND”)

Investment Objective: The Fund’s investment objective is to seek to maximize long-term total return.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Distribution and Service Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)	The investment advisory agreement between TCW ETF Trust (the “Trust”) and TCW Investment Management Company LLC (“TCW” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$198	$451

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 212%.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund invests, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of corporate bonds of varying maturities issued by U.S. and foreign corporations, including those in developed market and emerging market countries, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The term “bond” is interpreted broadly by the Adviser to include any instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. The notional value of any corporate bond derivatives and other synthetic instruments would count towards compliance with the 80% test specified above.

The Fund does not have a duration target. However, under normal circumstances, the Fund’s portfolio duration varies from three to nine years. Duration is a measure that is used to determine the price sensitivity of a fixed income security to changes in interest rates. The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. Maturity refers to the date when a bond’s principal is repaid with interest.

The Fund’s portfolio investments will, from time to time, include other fixed income securities issued by various U.S. and foreign public or private entities, including government bonds, notes, securities issued by government agencies, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), U.S. and non-U.S. money market securities, municipal securities, preferred stock, common stock, warrants, swaps (including interest rate swaps, index-linked swaps, total return swaps and credit default swaps) and other derivatives (including currency and other futures, forward contracts and options), private placements and Rule 144A Securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund invests at least 80% of its total assets (measured at the time of investment) in securities rated investment grade by at least one of the nationally recognized statistical rating organizations (i.e., debt securities rated at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by S&P Global Ratings (“S&P”) or BBB- by Fitch Ratings, Inc. (“Fitch”), or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations) or unrated securities determined by the Adviser to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade (commonly known as “junk bonds”) or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its total assets in a combination of convertible bonds, preferred stock, and common stock of domestic and foreign companies.

The Fund invests in the U.S. and abroad, including emerging markets and instruments that are economically tied to emerging market countries.

Under normal circumstances, the majority of the Fund’s investments are denominated in U.S. dollars. However, the Fund has the flexibility to allocate up to 20% of its assets to securities denominated in foreign currencies. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain similar or alternative market exposure to the securities in which it directly invests by instead using other investment techniques such as derivatives, repurchase agreements, reverse repurchase agreements and dollar rolls.

The Fund may sell securities and other instruments short provided that not more than 33⅓% of its net assets is held as collateral for those transactions. The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

Principal Investment Risks:

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and ability to meet its investment objective.

ETF Structure Risks. The Fund is structured as an ETF and is subject to special risks, including:

Not Individually Redeemable. Shares are not individually redeemable by retail investors and may be redeemed from the Fund only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the NYSE may be halted due to market conditions or for reasons that, in the view of the NYSE, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the NYSE. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Price Variance Risk. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Additionally, in stressed market conditions, the market for the ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s portfolio holdings, which may cause a significant variance in the market price of the ETF Class shares and their underlying value as well as an increase in the ETF Class shares’ bid-ask spread.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Debt Securities Risk. Debt securities risk is the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

Market Risk. The Fund could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Interest Rate Risk. Interest rate risk is the risk that investments held by the Fund may decline in value because of changes in interest rates.

Credit Risk. Credit risk is the risk that an issuer may default in the payment of principal and/or interest on a security.

Junk Bond Risk. Junk bonk risk is the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade securities.

Unrated Securities Risk. Unrated securities risk is the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. This risk is greater for high yield securities, because the analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of investment grade securities.

Inflation Risk. Inflation risk is the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

Prepayment Risk. Prepayment risk is the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

Extension Risk. Extension risk is the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

Mortgage-Backed Securities Risk. Mortgage-backed securities risk is the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

Asset-Backed Securities Risk. The risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

Municipal Securities Risk. The risk of investing in municipal securities, including that the issuers of municipal securities may be unable to pay their obligations as they come due. The values of municipal securities may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal securities, may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities.

Money Market/Short-Term Securities Risk. To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.

Price Volatility Risk. The value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

Valuation Risk. Valuation risk is the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

Derivatives Risk. A derivative is a financial contract, the value of which depends on or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in certain types of derivatives contracts, including futures. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the instrument underlying a futures position may result in immediate and substantial losses to the Fund.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Leverage Risk. Leverage risk is the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

Counterparty Risk. Counterparty risk is the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

Bank Loan Risk. Bank loan risk is the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

Securities Selection Risk. The securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Distressed and Defaulted Securities Risk. Distressed and defaulted securities risk is the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Foreign Securities Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities and securities denominated in foreign currencies. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that there may not be protection against failure by other parties to complete transactions, and that it will be difficult to obtain or enforce legal judgments in certain countries. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. Additionally, where all or a portion of the Fund’s underlying securities are traded in a market that is closed when the market in which the Fund shares are listed and trading is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Foreign Currency Risk. Foreign currency risk is the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. Such risks may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for shares and cause the Fund to decline in value.

Mezzanine Securities Risk. Mezzanine securities risk is the risk of investing in mezzanine securities, which generally are rated below investment grade or are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

Frequent Trading Risk. Frequent trading leads to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Convertible Securities Risk. As convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Swap Agreements Risk. The risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap (which is enhanced if it is not subject to centralized clearing); (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

U.S. Government Securities Risk. U.S. government securities risk is the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities.

U.S. Treasury Obligations Risk. U.S. Treasury obligations risk is the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to many of the same risks of investing as debt securities and asset-backed securities, including credit, interest rate, valuation, liquidity, prepayment and extension risks. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Collateralized Loan Obligations Risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” of debt that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Fund invests. Subordinate tranche investments involve greater risk of loss than more senior tranches. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

Private Placement and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which the Adviser has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Rule 144A Securities Risk. Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.

Preferred Securities Risk. Preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.

Performance: The TCW MetWest Corporate Bond Fund (the “Predecessor Corporate Bond Mutual Fund”) was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Corporate Bond Mutual Fund. The Fund commenced operations on November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Corporate Bond Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since inception compared with those of an appropriate broad-based securities market index. Had the Predecessor Corporate Bond Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Corporate Bond Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

AVERAGE ANNUAL TOTAL RETURNS*

(For the period ended December 31, 2025)

*	For the period shown in the bar chart above:

Best Quarter	(December 31, 2023)	8.78%
Worst Quarter	(March 31, 2022)	(7.56)%

	1 Year	5 Year	Life of Fund (6/29/2018)
Return Before Taxes	8.30%	(0.09)%	3.79%
Return After Taxes on Distributions	6.32%	(1.53)%	1.84%
Return After Taxes on Distributions and Sale of Fund Shares	4.88%	(0.69)%	2.08%
Bloomberg U.S. Aggregate Bond Index(1)	7.30%	(0.36)%	2.07%
Bloomberg U.S. Corporate Investment Grade Index(2)	7.77%	(0.09)%	3.16%

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.
(2)	The Bloomberg U.S. Corporate Investment Grade Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility, and financial issuers. The index is a component of the Bloomberg U.S. Credit and Bloomberg U.S. Aggregate Indices, and provided the necessary inclusion rules are met, Bloomberg U.S. Investment Grade Index securities also contribute to the multi-currency Bloomberg Global Aggregate Index.

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2026 was 0.43%.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Investment Adviser: TCW Investment Management Company LLC is the investment adviser to the Fund.

Portfolio Managers: Bryan T. Whalen, CFA, Jerry Cudzil, Tammy Karp, Steven J. Purdy and Brian Gelfand are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Whalen, Cudzil, Purdy, Gelfand and Ms. Karp have each been a portfolio manager of the Fund since its inception.

Messrs. Whalen and Cudzil are Group Managing Directors at the Adviser and were portfolio managers for the Predecessor Corporate Bond Mutual Fund since 2018.

Ms. Karp is a Managing Director at the Adviser. Ms. Karp was a portfolio manager for the Predecessor Corporate Bond Mutual Fund since 2021.

Mr. Purdy is a Group Managing Director at the Adviser. Mr. Purdy was a portfolio manager for the Predecessor Corporate Bond Mutual Fund since 2022.

Mr. Gelfand is a Managing Director at the Adviser. Mr. Gelfand was a portfolio manager for the Predecessor Corporate Bond Mutual Fund since 2023.

Purchase and Sale of Fund Shares: The Fund is an exchange-traded fund (commonly referred to as an “ETF”). The Fund will issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay certain intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY — TCW Flexible Income ETF (the “Fund”)

Investment Objective: The Fund seeks a high level of current income with a secondary objective of long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution and Service Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.40%

(1)	The investment advisory agreement between TCW ETF Trust (the “Trust”) and TCW Investment Management Company LLC (“TCW” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$129	$227	$516

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 390%.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pursue its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates.

The Fund has latitude to invest in a diversified mix of fixed income securities across a wide array of sectors, the credit quality spectrum and maturity profiles. The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities and instruments that generate income, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). These investments include securities issued in the U.S. and abroad by domestic and foreign corporations and governments, including emerging markets. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in both investment grade and high yield fixed income securities (commonly known as “junk bonds”), subject to investing no more than 65% of its total assets (measured at the time of investment) in securities rated below investment grade (commonly known as “junk bonds”) by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or unrated securities determined by the Adviser to be of comparable quality.

The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. Maturity refers to the date when a bond’s principal is repaid with interest. The Fund does not have a duration target. However, under normal circumstances, the average portfolio duration varies from zero to eight years. Duration is a measure that is used to determine the price sensitivity of a fixed income security to changes in interest rates.

Investments in the Fund include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, municipal securities, U.S. and non-U.S. money market securities, defaulted debt securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating. The Fund may invest up to 35% of its total assets (measured at the time of investment) in asset-backed and mortgage-related securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality.

The Fund may invest in foreign securities, and up to 50% of the Fund’s total assets may be invested in emerging markets and instruments that are economically tied to emerging market countries. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limits on investments in securities rated below investment grade.

The Fund normally limits its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 40% of its total assets. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances.

The Fund may invest up to 20% of its total assets in a combination of convertible bonds, preferred stock, and common stock of domestic and foreign companies.

The portfolio management team evaluates each investment idea based on, among other factors, the team’s view of its current income potential, risk level, capital appreciation potential, and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser allocates the Fund’s assets in response to, among other factors, changing market, financial, economic, and political factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The allocation of capital to sectors and securities within each sector in the Fund is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively.

The Fund may sell securities and other instruments short provided that not more than 33⅓% of its net assets is held as collateral for those transactions. Derivatives are used in an effort to hedge investments, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are primarily currency and other futures, forward contracts, options, and swap agreements (typically interest rate swaps, index-linked swaps, total return swaps and credit default swaps). The Fund may engage in active and frequent trading of portfolio securities to achieve its objective.

Principal Investment Risks:

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and ability to meet its investment objective.

ETF Structure Risks. The Fund is structured as an ETF and is subject to special risks, including:

Not Individually Redeemable. Shares are not individually redeemable by retail investors and may be redeemed from the Fund only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the NYSE may be halted due to market conditions or for reasons that, in the view of the NYSE, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the NYSE. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Price Variance Risk. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Additionally, in stressed market conditions, the market for the ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s portfolio holdings, which may cause a significant variance in the market price of the ETF Class shares and their underlying value as well as an increase in the ETF Class shares’ bid-ask spread.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Debt Securities Risk. Debt securities risk is the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

Price Volatility Risk. The value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Valuation Risk. Valuation risk is the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

Junk Bond Risk. Junk bonk risk is the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade securities.

Below Investment Grade Mortgage-Backed Securities Risk. The Fund’s investments in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade generally carry greater liquidity risk than their investment grade counterparts. Changes in market and regulatory conditions could adversely affect the liquidity of the Fund’s investments in below investment grade mortgage-backed securities or the ability of the Fund to sell these securities, thereby adversely impacting the value of your investment.

Unrated Securities Risk. Unrated securities risk is the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. This risk is greater for high yield securities, because the analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of investment grade securities.

Credit Risk. Credit risk is the risk that an issuer may default in the payment of principal and/or interest on a security.

Inflation Risk. Inflation risk is the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Interest Rate Risk. Interest rate risk is the risk that investments held by the Fund may decline in value because of changes in interest rates.

Market Risk. The Fund could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Mezzanine Securities Risk. Mezzanine securities risk is the risk of investing in mezzanine securities, which generally are rated below investment grade or are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

Prepayment Risk. Prepayment risk is the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

Extension Risk. Extension risk is the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

Mortgage-Backed Securities Risk. Mortgage-backed securities risk is the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

Asset-Backed Securities Risk. The risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

Foreign Securities Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities and securities denominated in foreign currencies. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that there may not be protection against failure by other parties to complete transactions, and that it will be difficult to obtain or enforce legal judgments in certain countries. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. Additionally, where all or a portion of the Fund’s underlying securities are traded in a market that is closed when the market in which the Fund shares are listed and trading is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. Such risks may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for shares and cause the Fund to decline in value.

Derivatives Risk. A derivative is a financial contract, the value of which depends on or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in certain types of derivatives contracts, including futures. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the instrument underlying a futures position may result in immediate and substantial losses to the Fund.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Securities Selection Risk. The securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Distressed and Defaulted Securities Risk. Distressed and defaulted securities risk is the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Swap Agreements Risk. The risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap (which is enhanced if it is not subject to centralized clearing); (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

Frequent Trading Risk. Frequent trading leads to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

Municipal Securities Risk. The risk of investing in municipal securities, including that the issuers of municipal securities may be unable to pay their obligations as they come due. The values of municipal securities may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal securities, may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities.

Money Market/Short-Term Securities Risk. To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.

Leverage Risk. Leverage risk is the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

Foreign Currency Risk. Foreign currency risk is the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

Counterparty Risk. Counterparty risk is the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

U.S. Government Securities Risk. U.S. government securities risk is the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities.

U.S. Treasury Obligations Risk. U.S. Treasury obligations risk is the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

Collateralized Loan Obligations Risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” of debt that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Fund invests. Subordinate tranche investments involve greater risk of loss than more senior tranches. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

Call Risk. During periods of falling interest rates, an issuer of a callable security held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, which in turn could cause in a decline in the Fund’s income.

Bank Loan Risk. Bank loan risk is the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

Performance: The TCW MetWest Flexible Income Fund, a series of TCW Metropolitan West Funds (the “Predecessor Flexible Income Mutual Fund”) was reorganized into the Fund on June 24, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Flexible Income Mutual Fund. The Fund commenced operations June 24, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Flexible Income Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since inception compared with those of a broad-based securities market index. Had the Predecessor Flexible Income Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Flexible Income Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

AVERAGE ANNUAL TOTAL RETURNS*

(For the period ended December 31, 2025)

*	For the period shown in the bar chart above:

Best Quarter	(March 31, 2019)	8.75%
Worst Quarter	(June 30, 2022)	(4.80)%

	1 Year	5 Year	Life of Fund (11/30/2018)
Return Before Taxes	8.50%	3.22%	6.61%
Return After Taxes on Distributions	6.00%	(0.04)%	2.49%
Return After Taxes on Distributions and Sale of Fund Shares	4.98%	0.99%	3.25%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)	7.30%	(0.36)%	2.22%

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralised mortgage-backed securities.

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2026 was 1.40%.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Investment Adviser: TCW Investment Management Company LLC is the investment adviser to the Fund.

Portfolio Manager: Bryan T. Whalen, CFA, Jerry Cudzil and Ruben Hovhannisyan, CFA are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Whalen, Cudzil and Hovhannisyan have each been a portfolio manager of the Fund since inception.

Mr. Whalen is a Group Managing Director at the Adviser. Mr. Whalen was a portfolio manager for the Predecessor Flexible Income Mutual Fund since 2019.

Messrs. Cudzil and Hovhannisyan are Group Managing Directors at the Adviser and were portfolio managers for the Predecessor Flexible Income Mutual Fund since 2023.

Purchase and Sale of Fund Shares: The Fund is an exchange-traded fund (commonly referred to as an “ETF”). The Fund will issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay certain intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY — TCW High Yield Bond ETF (the “Fund”)

Investment Objective: The Fund’s investment objective is to seek income and achieve above average total return consistent with reasonable risk over a full market cycle.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution and Service Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.50%

(1)	The investment advisory agreement between TCW ETF Trust (the “Trust”) and TCW Investment Management Company LLC (“TCW” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$162	$283	$645

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 111%.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in high yield/below investment grade bonds (commonly known as “junk bonds”), in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds. Below investment grade bonds include securities rated below investment grade by Fitch Ratings, Inc., S&P Global Ratings, and by Moody’s Investors Service Inc., or, if unrated, bonds deemed by the Fund’s Adviser to be of comparable quality. The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks). Portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may also invest in debt securities that include, but are not limited to, obligations of the United States government or its agencies, instrumentalities or sponsored corporations; money market instruments; investment grade corporate debt securities; mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States government or its agencies, instrumentalities or sponsored corporations; foreign debt securities (corporate and government); and privately issued mortgage-backed securities and asset-backed securities, including commercial mortgage-backed securities.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When-issued and delayed delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

The Fund invests in the U.S. and abroad, including emerging markets and instruments that are economically tied to emerging market countries, and may purchase securities of varying maturities issued by domestic and foreign corporations, government agencies and governments. The Fund may invest in foreign securities that are denominated in U.S. dollars as well as in other currencies.

Principal Investment Risks:

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and ability to meet its investment objective.

ETF Structure Risks. The Fund is structured as an ETF and is subject to special risks, including:

Not Individually Redeemable. Shares are not individually redeemable by retail investors and may be redeemed from the Fund only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the NYSE may be halted due to market conditions or for reasons that, in the view of the NYSE, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the NYSE. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Price Variance Risk. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Additionally, in stressed market conditions, the market for the ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s portfolio holdings, which may cause a significant variance in the market price of the ETF Class shares and their underlying value as well as an increase in the ETF Class shares’ bid-ask spread.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Debt Securities Risk. Debt securities risk is the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

Market Risk. The Fund could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Interest Rate Risk. Interest rate risk is the risk that investments held by the Fund may decline in value because of changes in interest rates.

Credit Risk. Credit risk is the risk that an issuer may default in the payment of principal and/or interest on a security.

Junk Bond Risk. Junk bonk risk is the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade securities.

Unrated Securities Risk. Unrated securities risk is the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. This risk is greater for high yield securities, because the analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of investment grade securities.

Inflation Risk. Inflation risk is the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

Prepayment Risk. Prepayment risk is the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

Extension Risk. Extension risk is the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

Price Volatility Risk. The value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

Valuation Risk. Valuation risk is the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

Derivatives Risk. A derivative is a financial contract, the value of which depends on or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in certain types of derivatives contracts, including futures. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Leverage Risk. Leverage risk is the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

Counterparty Risk. Counterparty risk is the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Bank Loan Risk. Bank loan risk is the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Securities Selection Risk. The securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Distressed and Defaulted Securities Risk. Distressed and defaulted securities risk is the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Foreign Securities Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities and securities denominated in foreign currencies. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that there may not be protection against failure by other parties to complete transactions, and that it will be difficult to obtain or enforce legal judgments in certain countries. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. Additionally, where all or a portion of the Fund’s underlying securities are traded in a market that is closed when the market in which the Fund shares are listed and trading is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Foreign Currency Risk. Foreign currency risk is the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. Such risks may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for shares and cause the Fund to decline in value.

Mezzanine Securities Risk. Mezzanine securities risk is the risk of investing in mezzanine securities, which generally are rated below investment grade or are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

When-Issued and Delayed Delivery Securities. When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Frequent Trading Risk. Frequent trading leads to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

Swap Agreements Risk. The risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap (which is enhanced if it is not subject to centralized clearing); (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

U.S. Government Securities Risk. U.S. government securities risk is the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities.

Performance: The Predecessor High Yield Mutual Fund was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor High Yield Mutual Fund. The Fund commenced operations November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor High Yield Mutual Fund for the periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and 10 years compared with the performance of a broad-based securities market index and additional indices. Effective November 18, 2024, the Bloomberg U.S. Universal Bond Index was included as the Fund’s broad-based securities market index in accordance with regulatory disclosure requirements. Had the Predecessor High Yield Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor High Yield Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

AVERAGE ANNUAL TOTAL RETURNS*

(For the period ended December 31, 2025)

*	For the period shown in the bar chart above:

Best Quarter	(June 30, 2020)	8.85%
Worst Quarter	(June 30, 2022)	(8.15)%

	1 Year	5 Year	10 Year
Return Before Taxes	7.08%	3.52%	5.43%
Return After Taxes on Distributions	3.78%	0.98%	3.18%
Return After Taxes on Distributions and Sale of Fund Shares	4.13%	1.57%	3.20%
Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)(1)	7.58%	0.06%	2.43%
Bloomberg U.S. Corporate High Yield 2% Cap (reflects no deduction for fees, expenses, or taxes)(2)	8.62%	4.50%	6.52%

(1)	The Bloomberg U.S. Universal Bond Index measures the performance of USD-denominated, taxable bonds that are rated either investment grade or high-yield. It represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index.
(2)	The Bloomberg U.S. Corporate High Yield 2% Issuer Cap is an unmanaged index of the 2% Issuer Cap component of the Barclays High Yield Corporate Bond Index, which is a market value-weighted index of fixed rate, non-investment grade debt.

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2026 was 1.31%.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Investment Adviser: TCW Investment Management Company LLC is the investment adviser to the Fund.

Portfolio Manager: Jerry Cudzil, Steven J. Purdy and Brian Gelfand are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Cudzil, Purdy and Gelfand have each been a portfolio manager of the Fund since its inception.

Mr. Cudzil is a Group Managing Director at the Adviser. Mr. Cudzil was a portfolio manager for the Predecessor High Yield Mutual Fund since 2020.

Mr. Purdy is a Group Managing Director at the Adviser. Mr. Purdy was a portfolio manager for the Predecessor High Yield Mutual Fund since 2020.

Mr. Gelfand is a Managing Director at the Adviser. Mr. Gelfand was a portfolio manager for the Predecessor High Yield Mutual Fund since 2023.

Purchase and Sale of Fund Shares: The Fund is an exchange-traded fund (commonly referred to as an “ETF”). The Fund will issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay certain intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY — TCW Multisector Credit Income ETF (the “Fund”)

Investment Objective: The Fund seeks long-term income.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The investment advisory agreement between TCW ETF Trust (the “Trust”) and TCW Investment Management Company LLC (“TCW” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.56%
Distribution and Service Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.56%

(1)	The investment advisory agreement between TCW ETF Trust (the “Trust”) and TCW Investment Management Company LLC (“TCW” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$57	$181	$317	$722

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 75%.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a multisector portfolio of fixed income securities and instruments, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund will generally allocate its assets among several fixed income sectors, including high yield securities; bank loans; and foreign securities, principally emerging market securities. The Fund is not required to gain exposure to any particular investment sector and sector exposures are expected to vary over time.

The Fund will invest in securities rated below investment grade (commonly known as “junk bonds”) by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) (i.e., debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations), and unrated securities determined by the Adviser to be of comparable quality. The Fund may also invest in distressed securities, which are securities that are in default and are not expected to pay the current coupon.

The Fund may invest in foreign securities, including the securities of foreign governments and companies located or doing business in emerging market countries, which may be denominated in any currency.

The Fund may invest in fixed income securities of any type, credit quality or maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. Maturity refers to the date when a bond’s principal is repaid with interest. The Fund does not have a duration target. However, under normal circumstances, the average portfolio duration varies from zero to eight years. Duration is a measure that is used to determine the price sensitivity of a fixed income security to changes in interest rates.

The Fund may also invest in securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (“TIPS”); U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments; covenant lite loans; municipal bonds; Rule 144A securities; and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in money market funds and other cash equivalents, preferred stock and common stock.

The Fund may invest up to 20% of its net assets in securitized investment products, including asset-backed securities, residential and commercial mortgage-backed securities and collateralized loan obligations (“CLOs”). The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions. The Fund may invest in the following non-agency, non-government-sponsored entity securities and privately-issued mortgage-related and other asset-backed securities: residential mortgage- backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs.

The Adviser employs a flexible approach that allocates the Fund’s investments across a range of global investment opportunities. The Adviser will seek to utilize independent, bottom-up research to identify securities that are undervalued and that offer a superior risk/return profile. The Fund may engage in active and frequent trading of portfolio securities to achieve its objective.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

Principal Investment Risks:

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and ability to meet its investment objective.

ETF Structure Risks. The Fund is structured as an ETF and is subject to special risks, including:

Not Individually Redeemable. Shares are not individually redeemable by retail investors and may be redeemed from the Fund only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the NYSE may be halted due to market conditions or for reasons that, in the view of the NYSE, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the NYSE. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Price Variance Risk. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Additionally, in stressed market conditions, the market for the ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s portfolio holdings, which may cause a significant variance in the market price of the ETF Class shares and their underlying value as well as an increase in the ETF Class shares’ bid-ask spread.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Debt Securities Risk. Debt securities risk is the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

Credit Risk. Credit risk is the risk that an issuer may default in the payment of principal and/or interest on a security.

Bank Loan Risk. Bank loan risk is the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

Senior Loan Risk. The risk of investing in senior loans may be greater than the risk of investing in other types of securities, as a result of, among other factors, less readily available, reliable information about most senior loans than is the case for many other types of securities; possible loss of significant value before a default occurs; possible decline in value or illiquidity of collateral; and lack of an active trading market for certain senior loans.

Collateralized Loan Obligations Risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” of debt that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Fund invests. Subordinate tranche investments involve greater risk of loss than more senior tranches. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

Market Risk. The Fund could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Call Risk. During periods of falling interest rates, an issuer of a callable security held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, which in turn could cause in a decline in the Fund’s income.

Mortgage-Backed Securities Risk. Mortgage-backed securities risk is the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

Asset-Backed Securities Risk. The risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

Covenant Lite Loans Risk. Certain of the underlying loans in which a CLO may invest may be issued or offered as “covenant lite” loans, which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. A CLO may be delayed in enforcing its interests in covenant lite loans, which may result in losses.

Derivatives Risk. A derivative is a financial contract, the value of which depends on or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in certain types of derivatives contracts, including futures. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the instrument underlying a futures position may result in immediate and substantial losses to the Fund.

Swap Agreements Risk. The risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap (which is enhanced if it is not subject to centralized clearing); (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

Counterparty Risk. Counterparty risk is the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

Privately Issued Securities Risk. CLO securities are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded.

Foreign Securities Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities and securities denominated in foreign currencies. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that there may not be protection against failure by other parties to complete transactions, and that it will be difficult to obtain or enforce legal judgments in certain countries. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. Additionally, where all or a portion of the Fund’s underlying securities are traded in a market that is closed when the market in which the Fund shares are listed and trading is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. Such risks may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for shares and cause the Fund to decline in value.

Foreign Currency Risk. Foreign currency risk is the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

Price Volatility Risk. The value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Valuation Risk. Valuation risk is the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

Junk Bond Risk. Junk bonk risk is the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade securities.

Below Investment Grade Mortgage-Backed Securities Risk. The Fund’s investments in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade generally carry greater liquidity risk than their investment grade counterparts. Changes in market and regulatory conditions could adversely affect the liquidity of the Fund’s investments in below investment grade mortgage-backed securities or the ability of the Fund to sell these securities, thereby adversely impacting the value of your investment.

Unrated Securities Risk. Unrated securities risk is the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. This risk is greater for high yield securities, because the analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of investment grade securities.

Inflation Risk. Inflation risk is the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Interest Rate Risk. Interest rate risk is the risk that investments held by the Fund may decline in value because of changes in interest rates.

Mezzanine Securities Risk. Mezzanine securities risk is the risk of investing in mezzanine securities, which generally are rated below investment grade or are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

Prepayment Risk. Prepayment risk is the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

Extension Risk. Extension risk is the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

Securities Selection Risk. The securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Distressed and Defaulted Securities Risk. Distressed and defaulted securities risk is the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Frequent Trading Risk. Frequent trading leads to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

Municipal Securities Risk. The risk of investing in municipal securities, including that the issuers of municipal securities may be unable to pay their obligations as they come due. The values of municipal securities may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal securities, may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities.

Money Market/Short-Term Securities Risk. To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.

Leverage Risk. Leverage risk is the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

U.S. Government Securities Risk. U.S. government securities risk is the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities.

U.S. Treasury Obligations Risk. U.S. Treasury obligations risk is the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

Performance: The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for the one-year and since inception periods compared to that of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS*
(For the period ended December 31, 2025)

*	For the period shown in the bar chart above:

Best Quarter	2nd Quarter 2025	2.90%
Worst Quarter	1st Quarter 2025	1.06%

	1 Year	Life of Fund (11/16/24)
Return Before Taxes	8.28%	7.69%
Return After Taxes on Distributions	5.09%	4.58%
Return After Taxes on Distributions and Sale of Fund Shares	4.84%	4.53%
Bloomberg Universal Bond Index(1)	7.58%	6.60%
Bloomberg High Yield JPM EMBI GD Morningstar LSTA Leveraged Loan	9.57%	8.72%

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2026 was 1.49%.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Investment Adviser: TCW Investment Management Company LLC is the investment adviser to the Fund.

Portfolio Manager: Jerry Cudzil, Brian Gelfand, Christopher Hays, Steven Purdy and David I. Robbins are jointly and primarily responsible for the day-to-day management of the Fund. Each portfolio manager has been a portfolio manager of the Fund since its inception. Mr. Cudzil is a Group Managing Director, Mr. Hays is a Managing Director, Mr. Purdy is a Group Managing Director, and Mr. Robbins is a Group Managing Director at the Adviser.

Purchase and Sale of Fund Shares: The Fund is an exchange-traded fund (commonly referred to as an “ETF”). The Fund will issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay certain intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY — TCW Senior Loan ETF (the “Fund”)

Investment Objective: The Fund primarily seeks current income, with a secondary objective of long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution and Service Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%

(1)	The investment advisory agreement between TCW ETF Trust (the “Trust”) and TCW Investment Management Company LLC (“TCW” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$67	$210	$368	$838

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2025, the Fund’s (portfolio turnover rate was 89.93%.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in senior secured floating rate investments and in investments that are the economic equivalent of senior secured floating rate loans, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). These economically equivalent investments may include, but are not limited to, any combination of the following items: (i) senior secured floating rate bank loans or debt; and (ii) fixed-rate loans or debt, such as corporate bonds, convertible notes, collateralized loan obligations, senior loans, structured products and U.S. government debt securities, with respect to which the Fund has entered into derivative instruments that have the effect of converting the fixed-rate interest payments into floating-rate interest payments. Senior debt is debt that takes priority over other unsecured or otherwise more “junior” debt owed by an issuer. Senior debt is frequently issued in the form of senior notes or referred to as senior loans. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may also purchase, without limitation, participations or assignments in senior floating rate loans. Debt instruments include convertible or preferred securities that produce income.

The portfolio managers may consider many factors in purchasing and selling investments for the Fund, such as a fundamental analysis of the issuer, the credit quality of the issuer and collateral for the investment, capital structure, leverage, operating results for the issuer and the business outlook for the issuer, industry or broader economy.

The Fund’s investments may have any credit quality without limitation, including investments rated below investment grade (commonly known as “junk bonds”). Under normal circumstances, a substantial portion of the Fund’s portfolio consists of leveraged loans rated below investment grade or unrated.

The Fund may invest up to 20% of its net assets, plus any borrowings for investment purposes, in fixed income securities including but not limited to, preferred securities, convertible securities, mezzanine investments, and second lien loans.

The Fund’s portfolio securities may have any duration or maturity.

The Fund may invest up to 20% of its assets in securities of foreign issuers, including issuers located in emerging markets and instruments that are economically tied to emerging market countries. Investments in securities of foreign issuers that are not denominated in U.S. dollars are limited to a maximum of 20% of the Fund’s assets.

The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

The Fund may invest up to 10% of its net assets in common stocks or other equity securities.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

The Fund may sell securities and other instruments short provided that not more than 15% of its net assets are held as collateral for those transactions.

Principal Investment Risks:

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and ability to meet its investment objective.

ETF Structure Risks. The Fund is structured as an ETF and is subject to special risks, including:

Not Individually Redeemable. Shares are not individually redeemable by retail investors and may be redeemed from the Fund only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the NYSE may be halted due to market conditions or for reasons that, in the view of the NYSE, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the NYSE. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Price Variance Risk. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Additionally, in stressed market conditions, the market for the ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s portfolio holdings, which may cause a significant variance in the market price of the ETF Class shares and their underlying value as well as an increase in the ETF Class shares’ bid-ask spread.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Senior Loan Risk. The risk of investing in senior loans may be greater than the risk of investing in other types of securities, as a result of, among other factors, less readily available, reliable information about most senior loans than is the case for many other types of securities; possible loss of significant value before a default occurs; possible decline in value or illiquidity of collateral; and lack of an active trading market for certain senior loans.

Debt Securities Risk. Debt securities risk is the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

Bank Loan Risk. Bank loan risk is the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

Second Lien Loan Risk. Investments in second lien loans are subject to similar risks as those associated with investments in senior loans as well as the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

Market Risk. The Fund could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Credit Risk. Credit risk is the risk that an issuer may default in the payment of principal and/or interest on a security.

Inflation Risk. Inflation risk is the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time.

Valuation Risk. Valuation risk is the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

Mezzanine Securities Risk. Mezzanine securities risk is the risk of investing in mezzanine securities, which generally are rated below investment grade or are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

Junk Bond Risk. Junk bonk risk is the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade securities.

Unrated Securities Risk. Unrated securities risk is the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. This risk is greater for high yield securities, because the analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of investment grade securities.

Distressed and Defaulted Securities Risk. Distressed and defaulted securities risk is the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Prepayment Risk. Prepayment risk is the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

Securities Selection Risk. The securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Price Volatility Risk. The value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Interest Rate Risk. Interest rate risk is the risk that investments held by the Fund may decline in value because of changes in interest rates.

Collateralized Loan Obligations Risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” of debt that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Fund invests. Subordinate tranche investments involve greater risk of loss than more senior tranches. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

Short Sales Risk. Short sales risk is the risk that the use of short sales, which are speculative investments, may cause the Fund to lose money if the value of a security does not go down as the Adviser expects. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other mutual funds that do not engage in short sales.

Derivatives Risk. A derivative is a financial contract, the value of which depends on or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in certain types of derivatives contracts, including futures. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the instrument underlying a futures position may result in immediate and substantial losses to the Fund.

Swap Agreements Risk. The risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap (which is enhanced if it is not subject to centralized clearing); (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

Counterparty Risk. Counterparty risk is the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

Foreign Securities Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities and securities denominated in foreign currencies. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that there may not be protection against failure by other parties to complete transactions, and that it will be difficult to obtain or enforce legal judgments in certain countries. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. Additionally, where all or a portion of the Fund’s underlying securities are traded in a market that is closed when the market in which the Fund shares are listed and trading is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Foreign Currency Risk. Foreign currency risk is the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. Such risks may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for shares and cause the Fund to decline in value.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Leverage Risk. Leverage risk is the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

U.S. Government Securities Risk. U.S. government securities risk is the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and so investments in securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities.

Call Risk. During periods of falling interest rates, an issuer of a callable security held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, which in turn could cause in a decline in the Fund’s income.

Extension Risk. Extension risk is the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

Frequent Trading Risk. Frequent trading leads to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

Performance: The TCW MetWest Floating Rate Income Fund (the “Predecessor Floating Rate Mutual Fund”) was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Floating Rate Mutual Fund. The Fund commenced operations November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Floating Rate Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and 10 years compared with the performance of a broad-based securities market index and an additional index. Had the Predecessor Floating Rate Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Floating Rate Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

AVERAGE ANNUAL TOTAL RETURNS*

(For the period ended December 31, 2025)

*	For the period shown in the bar chart above:

Best Quarter	(June 30, 2020)	7.04%
Worst Quarter	(March 31, 2020)	(8.76)%

	1 Year	5 Year	10 Year
Return Before Taxes	5.26%	5.37%	4.77%
Return After Taxes on Distributions	2.19%	2.58%	2.53%
Return After Taxes on Distributions and Sale of Fund Shares	3.07%	2.88%	2.67%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)(1)	7.58%	0.06%	2.43%
Morningstar LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)(2)	5.90%	6.42%	6.23%

(1)	The Bloomberg U.S. Universal Index measures the performance of USD-denominated, taxable bonds that are rated either investment grade or high-yield. It represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index.
(2)	The Morningstar LSTA U.S. Leveraged Loan Index is a market-value weighted index designed to measure the performance of the U.S. leveraged loan market.

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2026 was 0.67%.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Investment Adviser: TCW Investment Management Company LLC is the investment adviser to the Fund.

Portfolio Managers: Drew Sweeney, Jerry Cudzil, Steven Purdy, Kenneth Toshima and Brian Gelfand are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Sweeney, Cudzil, Purdy, Toshima and Gelfand have each been a portfolio manager of the Fund since inception.

Mr. Sweeney is a Managing Director at the Adviser. Mr. Sweeney was a portfolio manager for the Predecessor Floating Rate Mutual Fund since 2020.

Mr. Cudzil is a Group Managing Director at the Adviser. Mr. Cudzil was a portfolio manager for the Predecessor Floating Rate Mutual Fund since 2014.

Mr. Purdy is a Group Managing Director at the Adviser. Mr. Purdy was a portfolio manager for the Predecessor Floating Rate Mutual Fund since 2021.

Mr. Toshima is a Managing Director at the Adviser. Mr. Toshima was a portfolio manager for the Predecessor Floating Rate Mutual Fund since 2022.

Mr. Gelfand is a Managing Director at the Adviser. Mr. Gelfand was a portfolio manager for the Predecessor Floating Rate Mutual Fund since 2023.

Purchase and Sale of Fund Shares: The Fund is an exchange-traded fund (commonly referred to as an “ETF”). The Fund will issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay certain intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Funds

This Prospectus contains important information about investing in the Funds. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds, including information on each Fund’s net asset value, market price, premiums and discounts and bid-ask spreads, can be found at https://tcw.com.

TCW is the investment adviser to the Funds. Shares of each Fund are listed for trading on the New York Stock Exchange LLC (“NYSE”). The market price for a share of a Fund may be different from the Fund’s most recent NAV.

ETFs are funds that trade like other publicly traded securities. Similar to shares of a mutual fund, each share of a Fund represents an ownership interest in an underlying portfolio of securities and other instruments. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of a Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants and only in aggregations of a specified number of shares. Also, unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

For temporary purposes, a Fund may also borrow money (subject to certain regulatory conditions) through a bank line of credit, including a joint committed credit facility, or interfund borrowing from affiliated mutual funds, in order to meet redemption requests.

Each Fund invests in the debt securities markets. Each is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates.

Each Fund’s investment objective may be changed without shareholder approval.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

TCW AAA CLO ETF

Investment Objective:

The TCW AAA CLO ETF’s (the “Fund”) investment objective is to seek to provide capital preservation and current income by investing principally in a portfolio composed of U.S. dollar-denominated AAA-rated collateralized loan obligations (“CLOs”). The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund has adopted a non-fundamental policy not to purchase securities of other investment companies, except to the extent permitted by the 1940 Act and the rules thereunder.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated CLOs that are, at the time of purchase, rated AAA (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality, in accordance with Rule 35d-1 under the 1940 Act. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated CLOs that are, at the time of purchase, rated AAA (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds.

The Fund has no restrictions on investment maturity. The Fund may purchase CLOs in both the primary market (e.g., directly from the issuer) and in the secondary market. A CLO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is a security backed by an underlying portfolio of loan obligations, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, “covenant lite” loans (which have few or no financial maintenance covenants) and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and high yield bonds rated below investment grade (commonly known as “junk bonds”) (i.e., debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations), held by such issuer. The cash flows from the SPE are split into two or more tranches of debt that vary in risk and yield. The riskiest CLO tranche is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a “senior” CLO tranche typically has higher ratings and lower yields than its underlying securities and may be rated AAA.

The Fund may invest up to 20% of its assets in CLOs denominated in any currency and in CLOs that are, at the time of purchase, rated AA or A (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest in floating- and fixed-rate CLOs. The Fund may also buy when-issued securities and participate in delayed delivery transactions. When-issued and delayed delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

The Fund uses a bottom-up analysis to select CLO investments which considers various factors, including an assessment of the CLO manager, the CLO’s underlying collateral, expected performance under various stress scenarios and an analysis of the CLO’s documentation and structural terms.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

The Fund is a “non-diversified” fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

TCW Corporate Bond ETF

Investment Objective:

The TCW Corporate Bond ETF’s (the “Fund”) investment objective is to seek to maximize long-term total return.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded Fund (“ETF”). The Fund invests, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of corporate bonds of varying maturities issued by U.S. and foreign corporations, including those in developed market and emerging market countries, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The term “bond” is interpreted broadly by the Adviser to include any instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. The notional value of any corporate bond derivatives and other synthetic instruments would count towards compliance with the 80% test specified above.

The Fund does not have a duration target. However, under normal circumstances, the Fund’s portfolio duration varies from three to nine years. Duration is a measure that is used to determine the price sensitivity of a fixed income security to changes in interest rates. The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. Maturity refers to the date when a bond’s principal is repaid with interest.

The Fund’s portfolio investments will, from time to time, include other fixed income securities issued by various U.S. and foreign public or private entities, including government bonds, notes, securities issued by government agencies, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), U.S. and non-U.S. money market securities, municipal securities, preferred stock, common stock, warrants, swaps (including interest rate swaps, index-linked swaps, total return swaps and credit default swaps) and other derivatives (including currency and other futures, forward contracts and options), private placements and Rule 144A Securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund invests at least 80% of its total assets (measured at the time of investment) in securities rated investment grade by at least one of the nationally recognized statistical rating organizations (i.e., debt securities rated at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by S&P Global Ratings (“S&P”) or BBB- by Fitch Ratings, Inc. (“Fitch”), or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations) or unrated securities determined by the Adviser to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade (commonly known as “junk bonds”) (i.e., debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations) or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its total assets in a combination of convertible bonds, preferred stock, and common stock of domestic and foreign companies.

The Fund invests in the U.S. and abroad, including emerging markets and instruments that are economically tied to emerging market countries. The Fund considers emerging market countries to include all of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM), the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. Instruments considered to be economically tied to emerging market countries are (i) those that are principally traded in an emerging market country, or (ii) those that are issued by: (a) an issuer organized under the laws of or maintaining a principal place of business in an emerging market country, (b) an issuer that derives or is expected to derive 50% or more of its total revenues, earnings or profits from business activity in an emerging market country, or that maintains or is expected to maintain 50% or more of its employees, assets, investments or operations in an emerging market country, or (c) a governmental or quasi-governmental entity of an emerging market country.

Under normal circumstances, the majority of the Fund’s investments are denominated in U.S. dollars. However, the Fund has the flexibility to allocate up to 20% of its assets to securities denominated in foreign currencies. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain similar or alternative market exposure to the securities in which it directly invests by instead using other investment techniques such as derivatives, repurchase agreements, reverse repurchase agreements and dollar rolls.

The Fund may sell securities and other instruments short provided that not more than 33⅓% of its net assets is held as collateral for those transactions. The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

The Adviser seeks to actively manage the Fund’s risks on an on-going basis to mitigate the risks of excessive losses by the Fund’s portfolio overall. In managing portfolio risk, the Adviser takes into consideration its view of the following factors, among others: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current monetary and fiscal policy.

TCW Flexible Income ETF

Investment Objective:

The TCW Flexible Income ETF (the “Fund”) seeks a high level of current income with a secondary objective of long-term capital appreciation.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pursue its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates.

The Fund has latitude to invest in a diversified mix of fixed income securities across a wide array of sectors, the credit quality spectrum and maturity profiles. The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities and instruments that generate income, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). These investments include securities issued in the U.S. and abroad by domestic and foreign corporations and governments, including emerging markets. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds. The Fund may invest in both investment grade and high yield fixed income securities (commonly known as “junk bonds”), subject to investing no more than 65% of its total assets (measured at the time of investment) in securities rated below investment grade (commonly known as “junk bonds”) by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or unrated securities determined by the Adviser to be of comparable quality. Investment grade securities are securities that have been rated investment grade by at least one of the nationally recognized statistical rating organizations (i.e., debt securities rated at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by S&P Global Ratings (“S&P”) or BBB- by Fitch Ratings, Inc. (“Fitch”), or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations) or unrated securities determined by the Adviser to be of comparable quality. Below investment grade securities are debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations or unrated securities determined by the Adviser to be of comparable quality.

The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. Maturity refers to the date when a bond’s principal is repaid with interest. The Fund does not have a duration target. However, under normal circumstances, the average portfolio duration varies from zero to eight years. Duration is a measure that is used to determine the price sensitivity of a fixed income security to changes in interest rates.

Investments in the Fund include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, municipal securities, U.S. and non-U.S. money market securities, defaulted debt securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating. The Fund may invest up to 35% of its total assets (measured at the time of investment) in asset-backed and mortgage-related securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality.

The Fund may invest in foreign securities, and up to 50% of the Fund’s total assets may be invested in emerging markets and instruments that are economically tied to emerging market countries. The Fund considers emerging market countries to include all of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM), the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. Instruments considered to be economically tied to emerging market countries are (i) those that are principally traded in an emerging market country, or (ii) those that are issued by: (a) an issuer organized under the laws of or maintaining a principal place of business in an emerging market country, (b) an issuer that derives or is expected to derive 50% or more of its total revenues, earnings or profits from business activity in an emerging market country, or that maintains or is expected to maintain 50% or more of its employees, assets, investments or operations in an emerging market country, or (c) a governmental or quasi-governmental entity of an emerging market country. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limits on investments in securities rated below investment grade.

The Fund normally limits its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 40% of its total assets. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances.

The Fund may invest up to 20% of its total assets in a combination of convertible bonds, preferred stock, and common stock of domestic and foreign companies.

The portfolio management team evaluates each investment idea based on, among other factors, the team’s view of its current income potential, risk level, capital appreciation potential, and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser allocates the Fund’s assets in response to, among other factors, changing market, financial, economic, and political factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The allocation of capital to sectors and securities within each sector in the Fund is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively.

The Adviser seeks to actively manage the Fund’s risks on an on-going basis to mitigate the risks of excessive losses by the Fund’s portfolio overall. In managing portfolio risk, the Adviser takes into consideration its view of the following factors, among others: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current monetary and fiscal policy.

The Fund may sell securities and other instruments short provided that not more than 33⅓% of its net assets is held as collateral for those transactions. Derivatives are used in an effort to hedge investments, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are primarily currency and other futures, forward contracts, options, and swap agreements (typically interest rate swaps, index-linked swaps, total return swaps and credit default swaps). The Fund may engage in active and frequent trading of portfolio securities to achieve its objective.

TCW High Yield Bond ETF

Investment Objective:

The TCW High Yield Bond ETF’s (the “Fund”) investment objective is to seek income and achieve above average total return consistent with reasonable risk over a full market cycle.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in high yield/below investment grade bonds (commonly known as “junk bonds”), in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds. Below investment grade bonds include securities rated below investment grade by Fitch Ratings, Inc., S&P Global Ratings, and by Moody’s Investors Service Inc. (i.e., debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations), or, if unrated, bonds deemed by the Fund’s Adviser to be of comparable quality. The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks). Portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may also invest in debt securities that include, but are not limited to, obligations of the United States government or its agencies, instrumentalities or sponsored corporations; money market instruments; investment grade corporate debt securities; mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States government or its agencies, instrumentalities or sponsored corporations; foreign debt securities (corporate and government); and privately issued mortgage-backed securities and asset-backed securities, including commercial mortgage-backed securities.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When-issued and delayed delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

The Fund invests in the U.S. and abroad, including emerging markets and instruments that are economically tied to emerging market countries, and may purchase securities of varying maturities issued by domestic and foreign corporations, government agencies and governments. The Fund considers emerging market countries to include all of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM), the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. Instruments considered to be economically tied to emerging market countries are (i) those that are principally traded in an emerging market country, or (ii) those that are issued by: (a) an issuer organized under the laws of or maintaining a principal place of business in an emerging market country, (b) an issuer that derives or is expected to derive 50% or more of its total revenues, earnings or profits from business activity in an emerging market country, or that maintains or is expected to maintain 50% or more of its employees, assets, investments or operations in an emerging market country, or (c) a governmental or quasi-governmental entity of an emerging market country. The Fund may invest in foreign securities that are denominated in U.S. dollars as well as in other currencies.

The Adviser seeks to actively manage the Fund’s risks on an on-going basis to mitigate the risks of excessive losses by the Fund’s portfolio overall. In managing portfolio risk, the Adviser takes into consideration its view of the following factors, among others: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current monetary and fiscal policy.

TCW Multisector Credit Income ETF

Investment Objective:

The TCW Multisector Credit Income ETF (the “Fund”) seeks long-term income.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a multisector portfolio of fixed income securities and instruments, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds. The Fund will generally allocate its assets among several fixed income sectors, including high yield securities; bank loans; and foreign securities, principally emerging market securities. The Fund is not required to gain exposure to any particular investment sector and sector exposures are expected to vary over time.

The Fund will invest in securities rated below investment grade (commonly known as “junk bonds”) by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) (i.e., debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations), and unrated securities determined by the Adviser to be of comparable quality. The Fund may also invest in distressed securities, which are securities that are in default and are not expected to pay the current coupon.

The Fund may invest in foreign securities, including the securities of foreign governments and companies located or doing business in emerging market countries, which may be denominated in any currency. The Fund considers emerging market countries to include all of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM), the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. Instruments considered to be doing business in emerging market countries are (i) those that are principally traded in an emerging market country, or (ii) those that are issued by: (a) an issuer organized under the laws of or maintaining a principal place of business in an emerging market country, (b) an issuer that derives or is expected to derive 50% or more of its total revenues, earnings or profits from business activity in an emerging market country, or that maintains or is expected to maintain 50% or more of its employees, assets, investments or operations in an emerging market country, or (c) sovereigns and/or governmental or quasi-governmental entities of an emerging market country.

The Fund may invest in fixed income securities of any type, credit quality or maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. Maturity refers to the date when a bond’s principal is repaid with interest. The Fund does not have a duration target. However, under normal circumstances, the average portfolio duration varies from zero to eight years. Duration is a measure that is used to determine the price sensitivity of a fixed income security to changes in interest rates.

The Fund may also invest in securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (“TIPS”); U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments; covenant lite loans; municipal bonds; Rule 144A securities; and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in money market funds and other cash equivalents, preferred stock and common stock.

The Fund may invest up to 20% of its net assets in securitized investment products, including asset-backed securities, residential and commercial mortgage-backed securities and collateralized loan obligations (“CLOs”). The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions. The Fund may invest in the following non-agency, non-government-sponsored entity securities and privately-issued mortgage-related and other asset-backed securities: residential mortgage- backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs.

The Adviser employs a flexible approach that allocates the Fund’s investments across a range of global investment opportunities. The Adviser will seek to utilize independent, bottom-up research to identify securities that are undervalued and that offer a superior risk/return profile. The Fund may engage in active and frequent trading of portfolio securities to achieve its objective.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

TCW Senior Loan ETF

Investment Objective:

The TCW Senior Loan ETF (the “Fund”) primarily seeks current income, with a secondary objective of long-term capital appreciation.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in senior secured floating rate investments and in investments that are the economic equivalent of senior secured floating rate loans, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). These economically equivalent investments may include, but are not limited to, any combination of the following items: (i) senior secured floating rate bank loans or debt; and (ii) fixed-rate loans or debt, such as corporate bonds, convertible notes, collateralized loan obligations, senior loans, structured products and U.S. government debt securities, with respect to which the Fund has entered into derivative instruments that have the effect of converting the fixed-rate interest payments into floating-rate interest payments. Senior debt is debt that takes priority over other unsecured or otherwise more “junior” debt owed by an issuer. Senior debt is frequently issued in the form of senior notes or referred to as senior loans. A structured product generally is a privately negotiated debt or equity investment the terms of which may combine the features of a traditional stock, bond, or commodity with the features of a derivative such as an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, and/or interest rate of a structured product is tied (positively or negatively) to the price of a commodity, currency, securities index, interest rate, or some other economic factor. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds. The Fund may also purchase, without limitation, participations or assignments in senior floating rate loans. Debt instruments include convertible or preferred securities that produce income.

The portfolio managers may consider many factors in purchasing and selling investments for the Fund, such as a fundamental analysis of the issuer, the credit quality of the issuer and collateral for the investment, capital structure, leverage, operating results for the issuer and the business outlook for the issuer, industry or broader economy.

The Fund’s investments may have any credit quality without limitation, including investments rated below investment grade (commonly known as “junk bonds”) (i.e., debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations). Under normal circumstances, a substantial portion of the Fund’s portfolio consists of leveraged loans rated below investment grade or unrated.

The Fund may invest up to 20% of its net assets, plus any borrowings for investment purposes, in fixed income securities including but not limited to, preferred securities, convertible securities, mezzanine investments and second lien loans.

The Fund’s portfolio securities may have any duration or maturity.

The Fund may invest up to 20% of its assets in securities of foreign issuers, including issuers located in emerging markets and instruments that are economically tied to emerging market countries. The Fund considers emerging market countries to include all of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM), the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. Instruments considered to be economically tied to emerging market countries are (i) those that are principally traded in an emerging market country, or (ii) those that are issued by: (a) an issuer organized under the laws of or maintaining a principal place of business in an emerging market country, (b) an issuer that derives or is expected to derive 50% or more of its total revenues, earnings or profits from business activity in an emerging market country, or that maintains or is expected to maintain 50% or more of its employees, assets, investments or operations in an emerging market country, or (c) a governmental or quasi-governmental entity of an emerging market country. Investments in securities of foreign issuers that are not denominated in U.S. dollars are limited to a maximum of 20% of the Fund’s assets.

The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

The Fund may invest up to 10% of its net assets in common stocks or other equity securities.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

The Fund may sell securities and other instruments short provided that not more than 15% of its net assets are held as collateral for those transactions.

TCW Core Plus Bond ETF

Investment Objective:

The Fund’s investment objective is to seek to maximize long-term total return.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund invests, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities and instruments that generate income in accordance with Rule 35d-1 under the Investment Company Act. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

The term “fixed income security” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more fixed income securities. Fixed income securities for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more fixed income securities and securities issued in the U.S. and abroad by domestic and foreign corporations and governments, including emerging markets.

The Fund may invest in both investment grade and high yield fixed income securities (commonly known as “junk bonds”), including distressed securities (securities that are in default and are not expected to pay the current coupon), subject to investing no more than 35% of its total assets (measured at the time of investment) in securities rated below investment grade (commonly known as “junk bonds”) by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or unrated securities determined by the Adviser to be of comparable quality. Investment grade securities are securities that have been rated investment grade by at least one of the nationally recognized statistical rating organizations (i.e., debt securities rated at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by S&P Global Ratings (“S&P”) or BBB- by Fitch Ratings, Inc. (“Fitch”), or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations) or unrated securities determined by the Adviser to be of comparable quality. Below investment grade securities are debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations or unrated securities determined by the Adviser to be of comparable quality.

The Fund’s investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (“TIPS”); residential and commercial mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans and covenant lite loans; municipal bonds; collateralized loan obligations (“CLOs”); Rule 144A securities; private placements and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in money market funds and other cash equivalents, fixed-to-floating rate securities, repurchase agreements, preferred stock, common stock and shares of other investment companies that invest principally in fixed income securities.

The Adviser attempts to focus the Fund’s portfolio holdings in areas of the fixed income market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued. Under normal conditions, the Fund’s average portfolio duration varies within one and one-half (1.5) years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg U.S. Aggregate Index. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest. For example, the price of a fixed-income security with an average duration of three years would be expected to fall approximately three percent if market interest rates rose by one percent. Conversely, the price of a fixed-income security with an average duration of three years would be expected to rise approximately three percent if market interest rates dropped by one percent.

The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions (“TBA Transactions”). The Fund may invest in the following non-agency, non-government-sponsored entity securities and privately-issued mortgage-related and other asset-backed securities: residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs.

The Fund may also utilize listed and over-the-counter traded derivatives instruments including, but not limited to, futures, options, swap agreements (including credit default swaps) and forward contracts for duration/yield curve management and/or hedging purposes.

The Fund may invest in securities of foreign issuers denominated in any currency, including issuers located in emerging markets and instruments that are economically tied to emerging market countries. The Fund considers emerging market countries to include all of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM), the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. Instruments considered to be economically tied to emerging market countries are (i) those that are principally traded in an emerging market country, or (ii) those that are issued by: (a) an issuer organized under the laws of or maintaining a principal place of business in an emerging market country, (b) an issuer that derives or is expected to derive 50% or more of its total revenues, earnings or profits from business activity in an emerging market country, or that maintains or is expected to maintain 50% or more of its employees, assets, investments or operations in an emerging market country, or (c) a governmental or quasi-governmental entity of an emerging market country.

Principal Investment Risks

A Fund, by itself, generally is not intended to provide a complete investment program. Investment in the Funds is intended to serve as part of a diversified portfolio of investments. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of your investment in a Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks.” The Principal Risks of each Fund are identified in the foregoing Fund Summaries and are described in this section. Certain Funds may be more susceptible to some risks than others. The order of the below risk factors does not indicate the significance of any principal risk factor. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. The value of your investment in a Fund could go down as well as up. You can lose money by investing in the Funds.

The SAI contains further information about the Funds, their investments and their related risks.

ETF Structure Risks. The Funds are structured as ETFs and are subject to special risks, including:

Not Individually Redeemable. Shares are not individually redeemable by retail investors and may be redeemed from a Fund only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. An active trading market for a Fund’s shares may not be developed or maintained. Trading in shares on the NYSE may be halted due to market conditions or for reasons that, in the view of the NYSE, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the NYSE. If a Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for a Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Trading Risk. Each Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. The market price of a Fund’s shares also will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Any of these factors, among others, may lead to a Fund’s shares trading at a premium or discount to NAV. There may be times when the market price and the NAV vary significantly. Additionally, in stressed market conditions, the market for the ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s portfolio holdings, which may cause a significant variance in the market price of the ETF Class shares and their underlying value as well as an increase in the ETF Class shares’ bid-ask spread.

Fluctuation of Net Asset Value Risk. The NAV of a Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of a Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for a Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. Each Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Active Management Risk. The Funds are actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause a Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of a Fund. Active trading may also result in adverse tax consequences.

Asset-Backed Securities Risk. The risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

Asset Class Risk. The securities and other assets in a Fund’s portfolio may underperform in comparison to other securities or indexes that track other countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities, currencies and indexes may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause a Fund to underperform other investment vehicles that invest in different asset classes.

Bank Loan Risk. Bank loan risk is the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. A Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

Below Investment Grade Mortgage-Backed Securities Risk. A Fund’s investments in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade generally carry greater liquidity risk than their investment grade counterparts. Historically, the markets for such below investment grade securities, and for below investment grade asset-backed securities in general, have been characterized at times by less liquidity than the market for analogous investment grade securities, particularly during the financial crisis of 2007 and 2008. Although the market for below investment grade mortgage-backed securities has improved and become more transparent, the asset class remains complicated. Changes in market and regulatory conditions could adversely affect the liquidity of a Fund’s investments in below investment grade mortgage-backed securities or the ability of a Fund to sell these securities, thereby adversely impacting the value of your investment. These risks may be magnified in an environment of rising interest rates or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Call Risk. During periods of falling interest rates, an issuer of a callable security held by a Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the securities issued by the CLO in full. A Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, which in turn could cause in a decline in the Fund’s income.

CLO Manager Risk. The CLOs in which a Fund invests are managed by investment advisers independent of the Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans or bonds within a CLO. CLO managers may have limited operating histories and may be subject to conflicts of interest, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLOs in which a Fund invests.

Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which a Fund invests. Collateralized debt obligations are generally subject to many of the same risks of investing as debt securities and asset-backed securities, including credit, interest rate, valuation, liquidity, prepayment and extension risks. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Collateralized Loan Obligations Risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” of debt that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which a Fund invests. Subordinate tranche investments involve greater risk of loss than more senior tranches. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. To the extent that a Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when a Fund invests in rated CLO tranches.

Convertible Securities Risk. As convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Counterparty Risk. Counterparty risk is the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations. Counterparty risk with respect to derivatives has been and may continue to be affected by rules and regulations concerning the derivatives market. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a contract due to financial difficulties, a Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Some derivatives transactions are centrally cleared (such as futures, options on futures and certain swaps), and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds the position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and clearing members, and it is not clear how an insolvency proceeding of a clearing house or clearing member would be conducted, what effect the insolvency proceeding would have on any recovery by a Fund, and what impact an insolvency of a clearing house or clearing member would have on the financial system more generally.

Covenant Lite Loans Risk. Certain of the underlying loans in which a CLO may invest may be issued or offered as “covenant lite” loans, which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. A CLO may be delayed in enforcing its interests in covenant lite loans, which may result in losses.

Credit Risk. Credit risk is the risk that an issuer may default in the payment of principal and/or interest on a security.

Cybersecurity Risk. Failures or breaches of the electronic systems of a Fund, a Fund’s Adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which a Fund invests have the ability to cause disruptions, negatively impact a Fund’s business operations and/or potentially result in financial losses to a Fund and its shareholders. While each Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, a Fund cannot control the cybersecurity plans and systems of its other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Debt Securities Risk. Debt securities risk is the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

Derivatives Risk. A derivative is a financial contract, the value of which depends on or is derived from, the value of an underlying asset such as a security or an index. A Fund may invest in certain types of derivatives contracts, including futures. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the instrument underlying a futures position may result in immediate and substantial losses to a Fund.

Distressed and Defaulted Securities Risk. Distressed and defaulted securities risk is the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties. A security held by a Fund may default, or the issuer of the security may become distressed, after the Fund’s investment. In addition, a Fund’s investments may be distressed or defaulted at the time of investment. Because the issuer of such securities is in default and/or in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers is uncertain. To the extent that a Fund is invested in distressed or defaulted securities, its ability to generate current income for its shareholders may be diminished. A Fund is also subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed or defaulted securities will eventually be satisfied, and a Fund may lose its entire investment or be required to accept cash or securities with a lesser value than its original investment.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. Such risks may impact the ability of a Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for shares and cause a Fund to decline in value.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The net asset value of a Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Extension Risk. Extension risk is the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

Foreign Currency Risk. Foreign currency risk is the risk that foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.

Frequent Trading Risk. Frequent trading leads to increased portfolio turnover and higher transaction costs, which may reduce a Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

Income Risk. A Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower-yielding CLOs as CLOs in its portfolios mature, are near maturity or are called, or the Fund otherwise needs to purchase additional CLOs.

Inflation Risk. Inflation risk is the risk that the value of a Fund’s investments may not keep up with price increases from inflation.

Interest Rate Risk. Interest rate risk is the risk that investments held by a Fund may decline in value because of changes in interest rates.

Issuer Risk. The performance of a Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Junk Bond Risk. Junk bond risk is the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade securities.

Leverage Risk. Leverage risk is the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair a Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of a Fund to sell a security at an advantageous time or price. The liquidity of a Fund’s assets may change over time.

Market and Geopolitical Events Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Market Risk. A Fund could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to a Fund’s NAV.

Mezzanine Securities Risk. Mezzanine securities risk is the risk of investing in mezzanine securities, which generally are rated below investment grade or are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

Money Market/Short-Term Securities Risk. To the extent a Fund holds cash or invests in money market or short-term securities, a Fund may be less likely to achieve its investment objective. In addition, it is possible that a Fund’s investments in these instruments could lose money.

Mortgage-Backed Securities Risk. Mortgage-backed securities risk is the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

Municipal Securities Risk. The risk of investing in municipal securities, including that the issuers of municipal securities may be unable to pay their obligations as they come due. The values of municipal securities may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal securities, may cause interest received and distributed to shareholders by a Fund to be taxable and may result in a significant decline in the values of such municipal securities.

Non-Diversification Risk. Non-diversification risk is the risk that a Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

Operational Risk. Each Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of a Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Preferred Securities Risk. Preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.

Prepayment Risk. Prepayment risk is the risk that in times of declining interest rates, a Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

Price Volatility Risk. The value of a Fund’s investment portfolio will change as the prices of its investments go up or down.

Private Placement and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which the Adviser has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or a Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, a Fund may get only limited information about the issuer of a private placement or other restricted security.

Privately Issued Securities Risk. CLO securities are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund, and its value may decline as a result.

Rule 144A Securities Risk. Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase a Fund’s level of illiquidity.

Second Lien Loan Risk. Investments in second lien loans are subject to similar risks as those associated with investments in senior loans as well as the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

Securities Selection Risk. The securities held by a Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Senior Loan Risk. The risk of investing in senior loans may be greater than the risk of investing in other types of securities, as a result of, among other factors, less readily available, reliable information about most senior loans than is the case for many other types of securities; possible loss of significant value before a default occurs; possible decline in value or illiquidity of collateral; and lack of an active trading market for certain senior loans.

Short Sales Risk. Short sales risk is the risk that the use of short sales, which are speculative investments, may cause a Fund to lose money if the value of a security does not go down as the Adviser expects. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, the use of borrowing and short sales may cause a Fund to have higher expenses (especially interest and dividend expenses) than those of other mutual funds that do not engage in short sales.

Swap Agreements Risk. The risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap (which is enhanced if it is not subject to centralized clearing); (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of a Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

Unrated Securities Risk. Unrated securities risk is the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. This risk is greater for high yield securities, because the analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of investment grade securities.

Valuation Risk. Valuation risk is the risk that portfolio instruments may be sold at prices different from the values established by a Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

U.S. Government Securities Risk. U.S. government securities risk is the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and so investments in securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities.

U.S. Treasury Obligations Risk. U.S. Treasury obligations risk is the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

When-Issued and Delayed Delivery Securities. When-issued and delayed delivery securities involve the risk that the security a Fund buy will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund may lose both the investment opportunity for the assets they set aside to pay for the security and any gain in the security’s price.

A Further Discussion of Other Non-Principal Risks

Each Fund may also be subject to certain other risks associated with its investments and investment strategies. The order of the below risk factors does not indicate the significance of any particular risk factor.

Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators effect require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions generally prevent a Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit a Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to a Fund.

Dividend Risk. There is no guarantee that issuers of the stocks held by a Fund will declare dividends in the future or that, if declared, they will be paid, or that they will either remain at current levels or increase over time.

Illiquid Investments Risk. A Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent a Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in securities or instruments or the lack of an active market for such securities or instruments. To the extent that a Fund invests in securities or instruments with substantial market and/or credit risk, the Fund will tend to have increased exposure to the risks associated with illiquid investments. Liquid investments may become illiquid after purchase by a Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund, and any security or instrument held by a Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program.

Illiquid investments may be harder to value, especially in changing markets. Although each Fund primarily seeks to redeem its shares on an in-kind basis, if a Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions from a Fund may be greater than normal. Other market participants may be attempting to liquidate holdings at the same time as a Fund, causing increased supply of the Fund’s underlying investments in the market and contributing to illiquid investments risk and downward pricing pressure. During periods of market volatility, liquidity in the market for a Fund’s shares may be impacted by the liquidity in the market for the underlying securities or instruments held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund’s NAV.

Threshold/Underinvestment Risk. If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by the Adviser, its affiliates or a Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of the Adviser and its affiliates on behalf of clients (including a Fund) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. The capacity of a Fund to make investments in certain securities may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of a Fund’s portfolio holdings.

For example, in certain circumstances where a Fund invests in securities issued by companies that operate in certain regulated industries or in certain emerging or international markets, is subject to corporate or regulatory ownership restrictions, or invests in certain futures or other derivative transactions, there may be limits on the aggregate and/or fund-level amount invested or voted by the Adviser and its affiliates for their proprietary accounts and for client accounts (including a Fund) that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser and its affiliates, a Fund or other client accounts to suffer disadvantages or business restrictions.

Portfolio Holdings Disclosure

A description of each Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information (“SAI”).

MANAGEMENT

Adviser

TCW, located at 515 South Flower Street, Los Angeles, CA 90071, serves as the Funds’ investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

For its investment advisory services to the Funds, the Adviser is paid a management fee from each Fund based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.20% for the AAA CLO ETF, 0.40% for the Core Plus Bond ETF, 0.35% for the Corporate Bond ETF, 0.40% for the Flexible Income ETF, 0.50% for the High Yield Bond ETF, 0.56% for the Multisector Credit Income ETF, and 0.65% for the Senior Loan ETF. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses, as may be specified in a separate letter of agreement.

Pursuant to the Investment Advisory Agreement between TCW and the Trust (entered into on behalf of the Funds), TCW is responsible for substantially all expenses of the Funds, except (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Funds incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the advisory fee payable to the Adviser hereunder; and (v) litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or the Funds) and any fees, costs or expenses payable by the Trust or the Funds pursuant to indemnification obligations to which the Trust or the Funds may be subject (pursuant to contract or otherwise); and (vi) any extraordinary expenses, as determined by a majority of the Independent Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement with respect to the Funds is available in the Fund’s Form N-CSR filed on January 6, 2026 (0001193125-26-004320).

Portfolio Managers

TCW AAA CLO ETF

Bryan Whalen, Elizabeth Crawford, Peter Van Gelderen and Palak Pathak are jointly and primarily responsible for the day-to-day management of the Fund. Each of the portfolio managers has been a portfolio manager of the Fund since its inception. Mss. Crawford and Pathak and Mr. Van Gelderen are Managing Directors, and Mr. Whalen is a Group Managing Director at the Adviser.

TCW Core Plus Bond ETF

Bryan T. Whalen, CFA, Jerry Cudzil and Ruben Hovhannisyan, CFA are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Whalen, Cudzil and Hovhannisyan have each been a portfolio manager of the Fund since inception.

Messrs. Whalen, Cudzil and Hovhannisyan are Group Managing Directors at the Adviser. Mr. Whalen was a portfolio manager for the Predecessor Mutual Fund since 2004. Messrs. Cudzil and Hovhannisyan were portfolio managers for the Predecessor Mutual Fund since 2023.

TCW Corporate Bond ETF

Bryan T. Whalen, CFA, Jerry Cudzil, Tammy Karp, Steven J. Purdy and Brian Gelfand are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Whalen, Cudzil, Purdy, Gelfand and Ms. Karp have each been a portfolio manager of the Fund since its inception.

Messrs. Whalen and Cudzil are Group Managing Directors, Ms. Karp and Messrs. Purdy and Gelfand are Managing Directors at the Adviser. Messrs. Whalen and Cudzil were portfolio managers for the Predecessor Mutual Fund since 2018. Ms. Karp was a portfolio manager for the Predecessor Mutual Fund since 2021. Mr. Purdy was a portfolio manager for the Predecessor Mutual Fund since 2022. Mr. Gelfand was a portfolio manager for the Predecessor Mutual Fund since 2023.

TCW Flexible Income ETF

Bryan T. Whalen, CFA, Jerry Cudzil and Ruben Hovhannisyan, CFA are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Whalen, Cudzil and Hovhannisyan have each been a portfolio manager of the Fund since inception.

Messrs. Whalen, Cudzil and Hovhannisyan are Group Managing Directors at the Adviser. Mr. Whalen was a portfolio manager for the Predecessor Mutual Fund since 2019. Messrs. Cudzil and Hovhannisyan were portfolio managers for the Predecessor Mutual Fund since 2023.

TCW High Yield Bond ETF

Jerry Cudzil, Steven J. Purdy and Brian Gelfand are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Cudzil, Purdy and Gelfand have each been a portfolio manager of the Fund since its inception.

Messrs. Cudzil and Purdy are Group Managing Directors and Mr. Gelfand is a Managing Director at the Adviser. Messrs. Cudzil and Purdy were portfolio managers for the Predecessor Mutual Fund since 2020. Mr. Gelfand was a portfolio manager for the Predecessor Mutual Fund since 2023.

TCW Multisector Credit Income ETF

Jerry Cudzil, Brian Gelfand, Christopher Hays, Steven Purdy and David I. Robbins are jointly and primarily responsible for the day-to-day management of the Fund. Each portfolio manager has been a portfolio manager of the Fund since its inception. Messrs. Cudzil, Purdy and Robbins are Group Managing Directors and Mr. Hays is a Managing Director at the Adviser.

TCW Senior Loan ETF

Drew Sweeney, Jerry Cudzil, Steven Purdy, Kenneth Toshima and Brian Gelfand are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Sweeney, Cudzil, Purdy, Toshima and Gelfand have each been a portfolio manager of the Fund since inception.

Messrs. Sweeney, Toshima and Gelfand are Managing Directors, and Messrs. Cudzil and Purdy are Group Managing Directors at the Adviser. Mr. Cudzil was a portfolio manager for the Predecessor Mutual Fund since 2014. Mr. Sweeney was a portfolio manager for the Predecessor Mutual Fund since 2020. Mr. Purdy was a portfolio manager for the Predecessor Mutual Fund since 2021. Mr. Toshima was a portfolio manager for the Predecessor Mutual Fund since 2022. Mr. Gelfand was a portfolio manager for the Predecessor Mutual Fund since 2023.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in each Fund.

HOW SHARES ARE PRICED

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open. NAV is computed by determining the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent (s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Adviser which the Board has appointed as the Funds’ valuation designee pursuant to Rule 2a-5 under the 1940 Act. In these cases, a Fund’s NAV will reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

A Fund may use independent pricing services to assist in calculating the value of the Fund’s securities or other assets.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Premium/Discount Information

Most investors will buy and sell shares of a Fund in secondary market transactions through brokers at market prices and the Fund’s shares will trade at market prices. The market price of shares of a Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of a Fund.

HOW TO BUY AND SELL SHARES

Shares of each Fund are listed for trading on the NYSE under the ticker symbol set out for each Fund below:

Fund	Ticker Symbol
TCW AAA CLO ETF	ACLO
TCW Core Plus Bond ETF	FIXT
TCW Corporate Bond ETF	IGCB
TCW Flexible Income ETF	FLXR
TCW High Yield Bond ETF	HYBX
TCW Multisector Credit Income ETF	MUSE
TCW Senior Loan ETF	SLNZ

Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares at their market price, and shares typically trade in blocks smaller than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the NYSE is open for trading. The NYSE is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Authorized Participants may acquire shares directly from a Fund, and Authorized Participants may tender their shares for redemption directly to a Fund, at NAV per share only in large blocks, or Creation Units, of 10,000 shares. Purchases and redemptions directly with a Fund must follow the Fund’s procedures, which are described in the SAI.

The Funds may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and shares of underlying securities held by the Fund, economic conditions and other factors.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Shares can only be purchased and redeemed directly from a Fund in Creation Units by Authorized Participants, and the vast majority of trading shares occurs on the secondary market. Because the secondary market trades do not directly involve a Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of gains or losses. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and could potentially result in increased taxable income in respect of the Fund. However, direct trading by Authorized Participants is critical to ensuring that shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Funds impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Funds have determined that it is not necessary to adopt policies and procedures to detect and deter market timing of a Fund’s shares.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Shares are traded throughout the day in the secondary market on the NYSE on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions.

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually. Each Fund generally distributes its net realized capital gains, if any, to shareholders annually. A Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Taxes

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax advisor about the tax consequences of an investment in shares. Each Fund has elected, or intends to elect, and intends to qualify each year, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, each Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

Taxes on Distributions

Distributions of the Fund’s “investment company taxable income” (which is, generally, a Fund’s net ordinary income plus realized net short-term capital gains in excess of realized net long-term capital losses) generally will be taxable as dividend income to U.S. shareholders to the extent of a Fund’s current or accumulated earnings and profits, except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of certain domestic and certain foreign corporations with respect to which a Fund satisfies certain holding period and other requirements), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those requirements with respect to their Fund shares at the rate for net capital gain. A part of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations, subject to similar requirements. The eligible portion may not exceed the aggregate dividends a Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations; certain holding period and other requirements also apply at both the Fund and the shareholder level.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund (if that option is available). Distributions reinvested in additional shares of a Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the shares’ NAV when you purchased your shares).

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter. A distribution will reduce a Fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund is required to withhold a portion of your distributions if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than capital gain dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any cash it pays. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash it receives. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Any loss upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

Authorized Participants who are dealers in securities are subject to the tax rules applicable to dealers, which may result in tax consequences to such Authorized Participants different from those set forth above.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description of the basis determination methods applicable to share redemptions and the Funds’ obligation to report basis information to the IRS.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

FUND SERVICE PROVIDERS

State Street Bank & Trust Company (“State Street”), located at One Congress Street Boston, MA 02114, is the Funds’ administrator, fund accountant, transfer agent and custodian. State Street is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Deloitte & Touche LLP (“Deloitte”), located at 555 West 5th Street, Suite 2700, Los Angeles, CA 90013-1010, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Foreside Financial Services, LLC (the “Distributor”), located at Three Canal Plaza, Suite 100, Portland, ME 04101, is the distributor for the shares of the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Glass Lewis & Co., LLC, located at 100 Pine Street, Suite 1925, San Francisco, CA 94111, is the independent proxy voting advisory firm for the Funds.

Ropes & Gray LLP, located at 800 Boylston Street, Boston, MA 02199 serves as legal counsel to the Funds.

OTHER INFORMATION

Creations and Redemptions

Prior to trading in the secondary market, shares of each Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units or multiples thereof. Each “creator” or authorized participant (an “Authorized Participant”) has entered into an agreement with the Funds’ distributor. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with a Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and the relevant Fund, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of the Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions (a “redemption basket”) held by the Fund and an amount of cash (including any portion of such securities for which cash may be substituted). A Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by a Fund. Creation and redemption baskets may differ and a Fund may accept “custom baskets.” More information regarding custom baskets is contained in the Funds’ SAI.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

Only an Authorized Participant may create or redeem Creation Units with a Fund. Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of a Fund.

In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to a Fund’s instructions or may not be executed at all, or a Fund may not be able to place or change orders.

To the extent a Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Funds’ SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the Securities Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is available only with respect to transactions on a national securities exchange.

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by each Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the shares, whether or not participating in this distribution, are generally required to deliver a prospectus. This is in addition to any obligation of dealers to deliver a prospectus when acting as underwriters.

Householding

Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Distribution

The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

The Adviser and its affiliates make payments to certain broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by the Adviser and its affiliates from their own resources. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives it is eligible to receive. Therefore, such payments or other financial incentives offered or made to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend a Fund over another investment. More information regarding these payments is contained in the Funds’ SAI.

Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from the Adviser.

Additional Notices

Shares are not sponsored, endorsed, or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of shares or to any members of the public. The NYSE is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of shares to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE has no obligation or liability to owners of shares in connection with the administration, marketing, or trading of the shares. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Derivative Claims of Shareholders

A shareholder may bring a “derivative” action on behalf of the Trust only if certain demand requirements set out in Delaware law and the Trust’s declaration of trust, as amended (the “Declaration”), are met, including (subject to certain exceptions) that the shareholder first make a demand on the Trustees to bring the action themselves unless an effort to cause the Trustees to bring such an action is not likely to succeed. The Declaration provides that shareholders eligible to bring such derivative actions under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series of the Trust such as the Fund or class to which such action relates, shall join in the request for the Trustees to commence such action. The Declaration also provides that the Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. In addition to all suits, claims or other actions (collectively, “claims”) that under applicable law must be brought as derivative claims, the Declaration provides that each shareholder of the Trust or any series or class thereof agrees that any claim that affects all shareholders of a series or class equally, that is, proportionately based on their number of shares in such series or class, must be brought as a derivative claim subject to the Declaration irrespective of whether such claim involves a violation of the shareholders’ rights under the Declaration or any other alleged violation of contractual or individual rights that might otherwise give rise to a direct claim. The foregoing provisions generally will not operate to limit rights of actions provided to shareholders under the Federal securities laws and brought by such shareholders. The foregoing is intended only as a summary and is qualified in its entirety by reference to the full text of the Declaration, which is on file with the SEC.

FINANCIAL HIGHLIGHTS

TCW AAA CLO ETF

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years or since inception if the Fund has commenced operations within the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial information for the period ended October 31, 2025, has been audited by Deloitte, the independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR filing. You can obtain the Form N-CSR filing, which contains more performance information, as well as the SAI, at no cost from the Fund upon request at the toll free number noted on the back cover to this Prospectus.

For a share of beneficial interest outstanding throughout the Fund’s fiscal periods ended October 31, unless otherwise noted:

	For the Period from November 15, 2024 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$50.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	2.52
Net Realized and Unrealized Gain on Investments	0.10
Total from Investment Operations	2.62

Less Distributions:
Distributions from Net Investment Income	(2.09)
Total Distributions	(2.09)
Net Asset Value per Share, End of period	$50.53
Market Value per Share, End of period	50.52
Total Return	5.34	%(2)
Total Return Market Price	5.32	%(2)

Ratios/Supplemental Data:
Net Assets, End of period (in thousands)	$323,396	(3)
Ratio of Expenses to Average Net Assets	0.20	%(3)
Ratio of Net Investment Income to Average Net Assets	5.29	%(3)
Portfolio Turnover Rate(4)	72	%(2)

(1)	Computed using average shares outstanding throughout the period.
(2)	Not Annualized.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

TCW Core Plus Bond ETF

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Financial information for the periods prior to June 16, 2025 represents the past financial information applicable to the Predecessor Intermediate Bond Mutual Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial information for the period ended October 31, 2025, has been audited by Deloitte, the independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR filing. You can obtain the Form N-CSR filing, which contains more performance information, as well as the SAI, at no cost from the Fund upon request at the toll free number noted on the back cover to this Prospectus.

For a share of beneficial interest outstanding throughout the Fund’s fiscal periods ended October 31, unless otherwise noted:

			Year Ended March 31,
	For the Period from April 1, 2025 through October 31, 2025(1) (2) (3)		2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$37.80		$37.40	$38.24	$40.40	$42.92	$42.60

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	0.94		1.60	1.60	1.24	0.56	0.64
Net Realized and Unrealized Gain (Loss) on Investments	0.74		0.36	(0.84)	(2.16)	(2.40)	1.40
Total from Investment Operations	1.68		1.96	0.76	(0.92)	(1.84)	2.04

Less Distributions:
Distributions from Net Investment Income	(0.70)		(1.56)	(1.60)	(1.24)	(0.56)	(0.64)
Total Distributions	(0.70)		(1.56)	(1.60)	(1.24)	(0.68)	(1.72)
Net Asset Value per Share, End of year	$38.78		$37.80	$37.40	$38.24	$40.40	$42.92
Market Value per Share, End of year	38.73		-	-	-	-	-
Total Return	4.90	%(5)	5.38%	2.12%	(2.22)%	(4.33)%	4.76%
Total Return Market Price	4.76	%(5)	N/A	N/A	N/A	N/A	N/A

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$234,436		$630,414	$952,523	$876,918	$768,271	$766,063
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.49	%(6)	0.49%	0.48%	0.49%	0.47%	0.48%
After Expense Reimbursement	0.45	%(6)	0.49%	0.48%	0.49%	0.47%	0.48%
Ratio of Net Investment Income to Average Net Assets	4.17	%(6)	4.21%	4.33%	3.26%	1.29%	1.44%
Portfolio Turnover Rate(7)	446	%(5)	643%	588%	516%	399%	372%

(1)	The TCW Core Plus Bond ETF (FIXT) acquired the assets and liabilities of the predecessor mutual fund, the TCW MetWest Intermediate Bond Fund Class I (the “Predecessor Fund”), at the close of business on June 13, 2025. As a result of the transaction, the TCW Core Plus Bond ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to June 13, 2025 include those of the Predecessor Fund.
(2)	Per share amounts were adjusted to reflect a 1:4 reverse stock split effective May 22, 2025.
(3)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(4)	Computed using average shares outstanding throughout the period.
(5)	Not annualized.
(6)	Annualized.
(7)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

TCW Corporate Bond ETF

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Financial information for the periods prior to November 18, 2024 represents the past financial information applicable to the Predecessor Corporate Bond Mutual Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial information for the past five years has been audited by Deloitte, the independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR filing. You can obtain the Form N-CSR filing, which contains more performance information, as well as the SAI, at no cost from the Fund upon request at the toll free number noted on the back cover to this Prospectus.

For a share of beneficial interest outstanding throughout the Fund’s fiscal periods ended October 31, unless otherwise noted:

			Year Ended March 31,
	For the Period from April 1, 2025 through October 31, 2025(1)		2025(2)(3)	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$45.77		$44.95	$45.15	$49.45	$53.25	$51.60

Income (Loss) from Investment Operations:
Net Investment Income(4)	1.19		2.20	1.75	1.40	1.20	2.00
Net Realized and Unrealized Gain (Loss) on Investments	1.14		0.32	(0.20)	(4.30)	(3.45)	2.05
Total from Investment Operations	2.33		2.52	1.55	(2.90)	(2.25)	4.05

Less Distributions:
Distributions from Net Investment Income	(1.18)		(1.70)	(1.75)	(1.40)	(1.20)	(2.15)
Distributions from Net Realized Gain	-		-	-	-	(0.35)	(0.25)
Total Distributions	(1.18)		(1.70)	(1.75)	(1.40)	(1.55)	(2.40)
Net Asset Value per Share, End of year	$46.92		$45.77	$44.95	$45.15	$49.45	$53.25
Market Value per Share, End of year	46.89		45.77	-	-	-	-
Total Return	5.10	%(5)	5.55%	3.52%	(5.79)%	(4.44)%	7.81%
Total Return Market Price	5.18	%(5)	5.55%	N/A	N/A	N/A	N/A

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$28,160		$8,244	$2,379	$2,870	$6,935	$4,730
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.35	%(6)	3.59%	4.24%	3.39%	2.40%	3.54%
After Expense Reimbursement	0.35	%(6)	0.51%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	4.56	%(6)	3.55%	3.92%	3.05%	2.25%	3.64%
Portfolio Turnover Rate(7)	133	%(5)	169%	136%	124%	148%	84%

(1)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(2)	The TCW Corporate Bond ETF acquired the assets and liabilities of the TCW MetWest Corporate Bond Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Corporate Bond ETF is the accounting successor of the TCW MetWest Corporate Bond Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Corporate Bond Fund.
(3)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(4)	Computed using average shares outstanding throughout the period.
(5)	Not annualized.
(6)	Annualized.
(7)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

TCW Flexible Income ETF

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years or since inception if the Fund has commenced operations within the last five years. Certain information reflects financial results for a single Fund share. Financial information for the periods prior to June 24, 2024 represents the past financial information applicable to the Predecessor Flexible Income Mutual Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial information for the period ended October 31, 2025, has been audited by Deloitte, the independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR filing. You can obtain the Form N-CSR filing, which contains more performance information, as well as the SAI, at no cost from the Fund upon request at the toll free number noted on the back cover to this Prospectus.

For a share of beneficial interest outstanding throughout the Fund’s fiscal periods ended October 31, unless otherwise noted:

	Year Ended October 31,			Year Ended March 31,
	2025	2024(1)(2)(3)		2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$38.81	$38.50		$39.45	$43.75	$49.30	$49.10

Income (Loss) from Investment Operations:
Net Investment Income(4)	2.23	1.64		3.10	3.50	4.55	3.65
Net Realized and Unrealized Gain (Loss) on Investments	0.85	0.15		(0.95)	(4.15)	(5.40)	1.50
Total from Investment Operations	3.08	1.79		2.15	(0.65)	(0.85)	5.15

Less Distributions:
Distributions from Net Investment Income	(2.15)	(1.48)		(3.10)	(3.65)	(4.55)	(4.85)
Distributions from Net Realized Gain	-	-		-	-	(0.15)	(0.10)
Total Distributions	(2.15)	(1.48)		(3.10)	(3.65)	(4.70)	(4.95)
Net Asset Value per Share, End of year	$39.74	$38.81		$38.50	$39.45	$43.75	$49.30
Market Value per Share, End of year	39.85	38.90		-	-	-	-
Total Return	8.18%	4.61	%(5)	5.77%	(1.25)%	(2.05)%	10.83%
Total Return Market Price	8.21%	4.85	%(5)	N/A	N/A	N/A	N/A

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$2,107,066	$421,872		$307,196	$281,372	$177,717	$158,834
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.40%	0.57	%(6)	0.68%	0.74%	0.79%	1.01%
After Expense Reimbursement	0.40%	0.49	%(6)	0.55%	0.55%	0.55%	0.55%
Ratio of Net Investment Income to Average Net Assets	5.72%	7.25	%(6)	8.07%	8.78%	9.55%	7.41%
Portfolio Turnover Rate(7)	390%	181	%(5)	332%	248%	210%	177%

(1)	The TCW Flexible Income ETF has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2024 to October 31, 2024.
(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective June 12, 2024.
(3)	The TCW Flexible Income ETF (FLXR) acquired the assets and liabilities of the predecessor mutual fund, the MetWest Flexible Income Fund Class I (the “Predecessor Fund”), at the close of business on June 21, 2024. As a result of the transaction, the ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to June 21, 2024 include those of the Predecessor Fund.
(4)	Computed using average shares outstanding throughout the period.
(5)	Not annualized.
(6)	Annualized.
(7)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

TCW High Yield Bond ETF

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Financial information for the periods prior to November 18, 2024 represents the past financial information applicable to the Predecessor High Yield Bond Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial information for the period ended October 31, 2025, has been audited by Deloitte, the independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR filing. You can obtain the Form N-CSR filing, which contains more performance information, as well as the SAI, at no cost from the Fund upon request at the toll free number noted on the back cover to this Prospectus.

For a share of beneficial interest outstanding throughout the Fund’s fiscal periods ended October 31, unless otherwise noted:

	Year Ended October 31,
	2025		2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$30.65	(1)(2)	$28.60	$29.00	$34.45	$33.30

Income (Loss) from Investment Operations:
Net Investment Income(3)	2.09		1.90	1.75	1.40	1.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		2.00	(0.30)	(4.70)	1.20
Total from Investment Operations	1.99		3.90	1.45	(3.30)	2.35

Less Distributions:
Distributions from Net Investment Income	(2.02)		(1.85)	(1.85)	(1.50)	(1.20)
Distributions from Net Realized Gain	-		-	-	(0.65)	-
Total Distributions	(2.02)		(1.85)	(1.85)	(2.15)	(1.20)
Net Asset Value per Share, End of year	$30.62		$30.65	$28.60	$29.00	$34.45
Market Value per Share, End of year	30.40		-	-	-	-
Total Return	6.74%		13.89%	4.95%	(9.97)%	7.18%
Total Return Market Price	5.69%		N/A	N/A	N/A	N/A

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$36,836		$41,534	$47,270	$50,992	$96,223
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.58%		1.10%	0.88%	0.84%	0.76%
After Expense Reimbursement	0.50%		0.55%	0.55%	0.55%	0.55%
Ratio of Net Investment Income to Average Net Assets	6.84%		6.33%	5.95%	4.46%	3.36%
Portfolio Turnover Rate(4)	111%		65%	63%	94%	82%

(1)	The TCW High Yield Bond ETF (HYBX) acquired the assets and liabilities of the predecessor mutual fund, the TCW High Yield Bond Fund Class I (the “Predecessor Fund”), at the close of business on November 18, 2024. As a result of the transaction, the TCW High Yield Bond ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to November 18, 2024 include those of the Predecessor Fund.
(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(3)	Computed using average shares outstanding throughout the period.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

TCW Multisector Credit Income ETF

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years or since inception if the Fund has commenced operations within the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial information for the period ended October 31, 2025, has been audited by Deloitte, the independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR filing. You can obtain the Form N-CSR filing, which contains more performance information, as well as the SAI, at no cost from the Fund upon request at the toll free number noted on the back cover to this Prospectus.

For a share of beneficial interest outstanding throughout the Fund’s fiscal periods ended October 31, unless otherwise noted:

	For the Period from November 15, 2024 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$50.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	3.41
Net Realized and Unrealized Gain on Investments	0.39
Total from Investment Operations	3.80

Less Distributions:
Distributions from Net Investment Income	(2.94)
Total Distributions	(2.94)
Net Asset Value per Share, End of period	$50.86
Market Value per Share, End of period	50.86
Total Return	7.87	%(2)
Total Return Market Price	7.87	%(2)

Ratios/Supplemental Data:
Net Assets, End of period (in thousands)	$50,863
Ratio of Expenses to Average Net Assets	0.56	%(3)
Ratio of Net Investment Income to Average Net Assets	7.13	%(3)
Portfolio Turnover Rate(4)	75	%(2)

(1)	Computed using average shares outstanding throughout the period.
(2)	Not Annualized.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

TCW Senior Loan ETF

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Financial information for the periods prior to November 18, 2024 represents the past financial information applicable to the Predecessor Floating Rate Mutual Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial information for the period ended October 31, 2025, has been audited by Deloitte, the independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR filing. You can obtain the Form N-CSR filing, which contains more performance information, as well as the SAI, at no cost from the Fund upon request at the toll free number noted on the back cover to this Prospectus.

For a share of beneficial interest outstanding throughout the Fund’s fiscal periods ended October 31, unless otherwise noted:

			Year Ended March 31,
	For the Period from April 1, 2025 through October 31, 2025(1)		2025(2)(3)	2024		2023	2022		2021
Net Asset Value per Share, Beginning of year	$47.20		$47.45	$46.45		$48.90	$49.75		$44.90

Income (Loss) from Investment Operations:
Net Investment Income(4)	2.05		3.91	4.15		2.90	1.65		1.60
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		(0.49)	1.00		(2.35)	(0.85)		4.85
Total from Investment Operations	1.69		3.42	5.15		0.55	0.80		6.45

Less Distributions:
Distributions from Net Investment Income	(1.93)		(3.67)	(4.15)		(3.00)	(1.65)		(1.60)
Total Distributions	(1.93)		(3.67)	(4.15)		(3.00)	(1.65)		(1.60)
Net Asset Value per Share, End of year	$46.96		$47.20	$47.45		$46.45	$48.90		$49.75
Market Value per Share, End of year	46.94		47.27	-		-	-		-
Total Return	3.66	%(5)	7.13%	11.58%		1.26%	1.61%		14.52%
Total Return Market Price	3.46	%(5)	7.28%	N/A		N/A	N/A		N/A

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$253,310		$293,768	$292,519		$328,416	$475,105		$417,927
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.65	%(9)	0.70%	0.70	%(6)	0.70%	0.69	%(7)	0.70	%(8)
After Expense Reimbursement	0.65	%(9)	0.69%	0.70%		0.70%	0.69%		0.70%
Ratio of Net Investment Income to Average Net Assets	7.44	%(9)	8.09%	8.85%		6.22%	3.32%		3.25%
Portfolio Turnover Rate(10)	47	%(5)	117%	77%		43%	49%		38%

(1)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(2)	The TCW Senior Loan ETF acquired the assets and liabilities of the TCW MetWest Floating Rate Income Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Senior Loan ETF is the accounting successor of the TCW MetWest Floating Rate Income Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Floating Rate Income Fund.
(3)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(4)	Computed using average shares outstanding throughout the period.
(5)	Not annualized.
(6)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.70%.
(7)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.69%.
(8)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.68%.
(9)	Annualized.
(10)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

PRIVACY NOTICE

The Trust is committed to protecting its investors’ privacy in connection with any investment in a series (“Fund”) of the Trust. Because the Trust sells its shares exclusively to Authorized Participants (as defined in each Fund’s registration statement), which are registered broker-dealers, and does not sell shares directly to individual investors, the Trust does not collect or maintain non-public personal information (such as name, address, phone number, social security number, purchases, sales, account balances, mutual fund account information and other personal financial information) about individual investors. Individual investors make investments in a Fund through a financial intermediary, such as, but not limited to, a broker-dealer, bank, or trust company. Thus, the privacy policy of the relevant financial intermediary governs how the individual investor’s non-public personal information can be shared with nonaffiliated third parties. Based on the foregoing, the Trust has not adopted a privacy policy.

Adviser	TCW Investment Management Company LLC, 515 South Flower Street, Los Angeles, CA 90071	Distributor	Foreside Financial Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101
Administrator	State Street Bank & Trust Company One Congress Street Boston, MA 02114	Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 West 5th Street Suite 2700 Los Angeles, CA 90013-1010
Custodian & Transfer Agent	State Street Bank & Trust Company One Congress Street Boston, MA 02114	Legal Counsel	Ropes & Gray LLP 800 Boylston Boston, MA 02199

Additional information about the Funds is included in the Funds’ SAI dated February 28, 2026. The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this prospectus). The SAI provides more details about the Funds’ policies and management. Additional information about the Funds’ investments will also be available in the Funds’ Annual and Semi-Annual Reports to Shareholders. In the Funds’ Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the prior fiscal period.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call (866) 364-1383. Information relating to the Funds can be found on the website at https://tcw.com. You may also write to:

TCW ETF Trust

515 South Flower Street

Los Angeles, CA 90071

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-23617

TCW ETF Trust

515 South Flower Street

Los Angeles, CA 90071

800 FUND TCW (800 386 3829)
tcw.com

More information on each Fund is available, free of charge, upon request by calling 800 FUND TCW (800 386 3829), or on the Internet at www.TCW.com, including the following:

Annual/Semi-Annual Reports and Form N-CSR

Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders and Form N-CSR. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements.

Statement of Additional Information (SAI)

The SAI provides more details about each Fund and its policies. A current SAI is on file with the SEC, is incorporated by reference, and is legally considered part of this Prospectus.

Shareholder Account Information

For additional information, such as transaction and account inquiries:

Call 800 248 4486, or send your request to:

TCW Funds, Inc. c/o U.S. Bank Global Fund Services

P.O. Box 219252

Kansas City, MO 64121-9252

You can obtain copies of reports and other information about the Funds (including the SAI, each Fund’s annual and semi-annual reports to shareholders, and other information such as each Fund’s financial statements) on the EDGAR Database on the SEC’s website at www.sec.gov or by electronic request to publicinfo@sec.gov. A fee will be charged for making copies.

SEC File Number 811-7170

FUNDp0226